[LOGO] First Investors



TOTAL RETURN
GROWTH & INCOME
BLUE CHIP
UTILITIES INCOME
MID-CAP OPPORTUNITY
SPECIAL SITUATIONS
FOCUSED EQUITY
GLOBAL

EQUITY FUNDS


SEMI-ANNUAL REPORT
MARCH 31, 1999

MARKET OVERVIEW
FIRST INVESTORS TOTAL RETURN FUND
FIRST INVESTORS GROWTH & INCOME FUND
FIRST INVESTORS BLUE CHIP FUND
FIRST INVESTORS UTILITIES INCOME FUND
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
FIRST INVESTORS SPECIAL SITUATIONS FUND
FIRST INVESTORS FOCUSED EQUITY FUND
FIRST INVESTORS GLOBAL FUND, INC.

Dear Investor:

We are pleased to present the semi-annual report for the First Investors equity funds for the six month period ended March 31, 1999. During the reporting period, the equity market bounced back from a severe downturn in the third quarter of 1998, posting strong gains over the past six months. The equity market's recent superior performance was largely driven by the robust domestic economy, subsiding concerns about economic and political uncertainties, respectable corporate earnings, and continued investor confidence.

The U.S. economy remained strong, creating a positive backdrop for equity investors. The economy ended 1998 with 6.0% annualized growth in the fourth quarter, as measured by the Gross Domestic Product (GDP). This rapid pace of expansion matched the strongest quarter of the 1990s. The momentum continued into the first quarter of 1999, with growth of 4.5% on an annual basis. Although the economy continued to expand, inflation remained low. As of March 31, the rate of inflation for the previous 12 months was less than 2%, as measured by the Consumer Price Index (CPI). The unemployment rate also continued to be low by historical standards, reaching 4.2% as of the end of March, its lowest level since 1970. The positive economic environment pushed personal income levels higher and increased consumer confidence.

The Federal Reserve's monetary policy over the past six months also enhanced the climate for equity investors. Through three successive Federal Funds rate cuts last autumn, the Fed eased the money supply, creating greater liquidity in the marketplace and restoring stability to world financial markets. At the end of March, the Fed left interest rates alone and signaled that monetary policy was likely to remain unchanged for a while.

A number of persistent concerns that had dragged down the market in the late summer lessened during the reporting period. The impeachment trial of President

FIRST INVESTORS TOTAL RETURN FUND
FIRST INVESTORS GROWTH & INCOME FUND
FIRST INVESTORS BLUE CHIP FUND
FIRST INVESTORS UTILITIES INCOME FUND
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
FIRST INVESTORS SPECIAL SITUATIONS FUND
FIRST INVESTORS FOCUSED EQUITY FUND
FIRST INVESTORS GLOBAL FUND, INC.

Clinton concluded, a bailout plan for Brazil was formulated, several Asian economies appeared to stabilize and Long-Term Capital, the giant hedge fund, finished de-leveraging. The Fed's moves, combined with the steadying influence of the U.S. economy and diminished anxieties about political and economic issues, helped lift investors' spirits and powered the equity rally.

Although most major sectors of the equity market participated in the fourth quarter upswing, the mid-capitalization stocks outperformed large- and small-capitalization stocks. During the first quarter of 1999, large-cap stocks posted the best returns, while mid- and small-caps lagged behind. For the reporting period, sectors such as consumer non-cyclicals and technology stocks, particularly Internet-related stocks, performed better than the broader market. Within the utilities sector, telecommunications companies were far and away the best performing group, as telecom stocks benefited from increased demand related to the surge in data transmission and Internet traffic. In international equity markets, performance was mixed. Developed, major markets such as those in Europe tended to post stronger returns than markets of smaller, developing nations.

As the reporting period came to an end, much media attention was devoted to "Dow 10000" as the Dow Jones Industrial Average broke through the 10,000 point threshold. While some may say that this is just an arbitrary number with no greater significance than 9999, a case can be made for the psychological impact of a five-digit-Dow. Positive investor psychology has been a major force behind this long bull market, and passing this milestone may be yet another positive indication for the future.

Going forward, our long-term outlook for the equity market remains optimistic. However, we are particularly watchful of a number of situations, including overseas economic and political difficulties and their potential impact on the U.S. As this is written, U.S. and NATO forces are engaged in military strikes in Kosovo. While these actions have had a negligible impact on equity markets, a longer-term conflict could bring about investor uncertainty. We are also concerned about excessive valuations and record-high share prices of some stocks. As demonstrated in the third quarter of last year, the stock market is inherently volatile, and significant short-term corrections are part of its nature. However, in general, we are encouraged by the healthy fundamentals of the domestic economy, sustained corporate earnings, subdued inflation and the favorable interest rate environment.

Thank you for your continued confidence in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

[SIGNATURE]

Patricia D. Poitra
Director of Equities
First Investors Management Company, Inc.

April 30, 1999

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS TOTAL RETURN FUND
March 31, 1999

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
                                                                           $10,000 OF
  SHARES   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           COMMON STOCKS--59.7%
           AEROSPACE/DEFENSE--.7%
  10,500   Raytheon Company                                   $   615,562     $    65
-------------------------------------------------------------------------------------
           BASIC MATERIALS--1.3%
  15,000   Alcoa, Inc.                                            617,812          65
   6,500   Dow Chemical Company                                   605,719          64
-------------------------------------------------------------------------------------
                                                                1,223,531         129
-------------------------------------------------------------------------------------
           CAPITAL GOODS--5.7%
  16,300   Boeing Company                                         556,237          58
  29,600   Browning-Ferris Industries, Inc.                     1,141,450         120
   7,000   Deere & Company                                        270,375          28
  15,300   General Electric Company                             1,692,562         178
   3,900   Honeywell, Inc.                                        295,669          31
   9,900   Illinois Tool Works, Inc.                              612,562          64
   6,300   United Technologies Corporation                        853,256          90
-------------------------------------------------------------------------------------
                                                                5,422,111         569
-------------------------------------------------------------------------------------
           COMMUNICATION SERVICES--3.5%
  10,900   AT & T Corporation                                     869,956          91
   9,900   GTE Corporation                                        598,950          63
  12,960   *MCI WorldCom, Inc.                                  1,147,770         120
  15,300   SBC Communications, Inc.                               721,012          76
-------------------------------------------------------------------------------------
                                                                3,337,688         350
-------------------------------------------------------------------------------------
           CONSUMER CYCLICALS--4.4%
  29,700   Family Dollar Stores, Inc.                             683,100          72
  14,000   Gannett Company, Inc.                                  882,000          93
  22,850   Gap, Inc.                                            1,538,091         161
  12,000   Wal-Mart Stores, Inc.                                1,106,250         116
-------------------------------------------------------------------------------------
                                                                4,209,441         442
-------------------------------------------------------------------------------------
           CONSUMER STAPLES--5.2%
  18,200   Coca-Cola Enterprises, Inc.                            550,550          58
   9,800   Estee Lauder Companies, Inc. - Cl. "A"                 926,100          97
   8,600   General Mills, Inc.                                    649,837          68
  11,600   Kellogg Company                                        392,225          41
  21,200   McDonald's Corporation                                 960,625         101
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
                                                                           $10,000 OF
  SHARES   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           CONSUMER STAPLES (continued)
  23,400   PepsiCo, Inc.                                      $   916,987     $    96
   5,600   Procter & Gamble Company                               548,450          58
-------------------------------------------------------------------------------------
                                                                4,944,774         519
-------------------------------------------------------------------------------------
           ENERGY--2.9%
   5,400   Chevron Corporation                                    477,562          50
  14,800   Exxon Corporation                                    1,044,325         110
   6,200   Mobil Corporation                                      545,600          57
  20,200   Sunoco, Inc.                                           728,463          76
-------------------------------------------------------------------------------------
                                                                2,795,950         293
-------------------------------------------------------------------------------------
           FINANCIAL--16.4%
  43,100   Ace, Ltd.                                            1,344,181         141
   7,300   American Express Company                               857,750          90
   8,000   American International Group, Inc.                     965,000         101
  19,400   Bank One Corporation                                 1,068,213         112
  13,400   Charter One Financial, Inc.                            386,716          41
  16,500   Chase Manhattan Corporation                          1,341,656         141
  24,000   CIT Group, Inc. - Cl. "A"                              733,500          77
  11,900   Fannie Mae                                             824,075          86
  18,700   Freddie Mac                                          1,068,238         112
  15,700   Hertz Corporation - Cl. "A"                            839,950          88
  46,800   Hibernia Corporation - Cl. "A"                         614,250          64
  20,600   Household International, Inc.                          939,875          99
  11,300   Kimco Realty Corporation                               416,688          44
  11,200   MBNA Corporation                                       267,400          28
  11,700   Mercantile Bancorporation, Inc.                        555,750          58
  14,100   PNC Bank Corporation                                   783,431          82
  21,800   SLM Holding Corporation                                910,150          95
   8,100   Wachovia Corporation                                   657,619          69
  26,700   Washington Mutual Savings Bank                       1,091,363         115
-------------------------------------------------------------------------------------
                                                               15,665,805       1,643
-------------------------------------------------------------------------------------
           HEALTHCARE--6.6%
  19,300   Abbott Laboratories                                    903,481          95
  10,500   American Home Products Corporation                     685,125          72
  16,900   AstraZeneca Group PLC (ADR)                            795,356          83
   9,800   Bristol-Myers Squibb Company                           630,263          66
   8,100   Johnson & Johnson                                      758,869          80
-------------------------------------------------------------------------------------

FIRST INVESTORS TOTAL RETURN FUND
March 31, 1999

-------------------------------------------------------------------------------------
                                                                               AMOUNT
  SHARES                                                                     INVESTED
      OR                                                                     FOR EACH
PRINCIPAL                                                                  $10,000 OF
  AMOUNT   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           HEALTHCARE (continued)
   6,200   Pfizer, Inc.                                       $   860,250     $    90
  10,200   Schering-Plough Corporation                            564,188          59
  15,700   Warner-Lambert Company                               1,039,144         109
-------------------------------------------------------------------------------------
                                                                6,236,676         654
-------------------------------------------------------------------------------------
           TECHNOLOGY--10.9%
  74,100   *Advanced Fibre Communications, Inc.                   710,901          75
  12,100   *Applied Materials, Inc.                               746,419          78
  15,500   Autodesk, Inc.                                         626,781          66
  21,000   Automatic Data Processing, Inc.                        868,875          91
  12,675   *Cisco Systems, Inc.                                 1,388,705         146
  15,400   *EMC Corporation                                     1,967,350         206
  10,000   *Microsoft Corporation                                 896,250          94
  15,600   Motorola, Inc.                                       1,142,700         120
  10,600   Northern Telecom, Ltd.                                 658,525          69
   3,100   Texas Instruments, Inc.                                307,675          32
   7,800   *Verio, Inc.                                           359,775          38
  14,000   Xerox Corporation                                      747,250          78
-------------------------------------------------------------------------------------
                                                               10,421,206       1,093
-------------------------------------------------------------------------------------
           TRANSPORTATION--1.0%
  25,000   CNF Transportation, Inc.                               945,313          99
-------------------------------------------------------------------------------------
           UTILITIES--1.1%
   9,900   Enron Corporation                                      636,075          67
  23,600   PacifiCorp                                             407,100          43
-------------------------------------------------------------------------------------
                                                                1,043,175         110
-------------------------------------------------------------------------------------
TOTAL VALUE OF COMMON STOCKS (cost $41,646,530)                56,861,232       5,966
-------------------------------------------------------------------------------------
           CORPORATE BONDS--17.8%
           APPAREL/TEXTILES--.5%
$    500M  Westpoint Stevens, Inc., 7.875%, 2008                  513,750          54
-------------------------------------------------------------------------------------
           AUTOMOTIVE--.5%
     500M  Titan International, Inc., 8.75%, 2007                 478,750          50
-------------------------------------------------------------------------------------
           BUILDING MATERIALS--1.0%
   1,000M  Interface, Inc., 7.30%, 2008                           953,750         100
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
PRINCIPAL                                                                  $10,000 OF
  AMOUNT   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           CHEMICALS--.7%
$    650M  Huntsman Polymers Corp., 11.75%, 2004              $   700,375     $    73
-------------------------------------------------------------------------------------
           CONTAINERS/PACKAGING--.5%
     500M  PrintPack, Inc., 9.875%, 2004                          498,750          52
-------------------------------------------------------------------------------------
           ELECTRIC & GAS UTILITIES--.5%
     500M  Niagara Mohawk Power Corp., 7.625%, 2005               516,167          54
-------------------------------------------------------------------------------------
           ENERGY EXPLORATION/PRODUCTS--1.1%
   1,000M  Gulf Canada Resources, Ltd., 8.35%, 2006               995,000         104
-------------------------------------------------------------------------------------
           ENTERTAINMENT/LEISURE--1.0%
   1,000M  AMC Entertainment, Inc., 9.50%, 2009                   961,875         101
-------------------------------------------------------------------------------------
           FOOD/BEVERAGE/TOBACCO--.7%
     600M  Universal Corp., 9.25%, 2001                           633,232          66
-------------------------------------------------------------------------------------
           GAS TRANSMISSION--1.1%
   1,000M  Enron Corp., 7.125%, 2007                            1,045,575         110
-------------------------------------------------------------------------------------
           INSURANCE--1.1%
   1,000M  First Colony Corp., 6.625%, 2003                     1,025,810         108
-------------------------------------------------------------------------------------
           INVESTMENT/FINANCE COMPANIES--3.7%
   1,000M  Ford Motor Credit Co., 6.625%, 2003                  1,024,760         108
   1,000M  International Lease Finance Corp., 6.375%, 2002      1,017,556         107
   1,500M  Telesis Autumn Leaves, Ltd. Variable Rate Demand
             Note, 4.95%, 2004**                                1,500,000         157
-------------------------------------------------------------------------------------
                                                                3,542,316         372
-------------------------------------------------------------------------------------
           MISCELLANEOUS--1.6%
   1,000M  Allied Waste North America, Inc., 7.625%, 2006         975,000         102
     500M  Signature Brands, Inc., 13%, 2002                      502,500          53
-------------------------------------------------------------------------------------
                                                                1,477,500         155
-------------------------------------------------------------------------------------
           RETAIL - GENERAL MERCHANDISE--1.1%
   1,000M  Federated Department Stores, Inc., 7.45%, 2017       1,045,885         110
-------------------------------------------------------------------------------------

FIRST INVESTORS TOTAL RETURN FUND
March 31, 1999

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
PRINCIPAL                                                                  $10,000 OF
  AMOUNT   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           TELECOMMUNICATIONS--1.6%
$  1,000M  MCI WorldCom, Inc., 6.40%, 2005                    $ 1,015,711     $   107
     500M  TCI Communications, Inc., 6.375%, 2003                 511,169          54
-------------------------------------------------------------------------------------
                                                                1,526,880         161
-------------------------------------------------------------------------------------
           TRANSPORTATION--1.1%
   1,000M  Norfolk Southern Corp., 6.95%, 2002                  1,031,361         108
-------------------------------------------------------------------------------------
TOTAL VALUE OF CORPORATE BONDS (cost $17,025,567)              16,946,976       1,778
-------------------------------------------------------------------------------------
           MORTGAGE-BACKED CERTIFICATES--10.2%
           GOVERNMENT NATIONAL MORTGAGE
            ASSOCIATION I PROGRAM--6.4%
   6,003M  7%, 2/15/28                                          6,102,870         640
-------------------------------------------------------------------------------------
           GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II
            PROGRAM--3.8%
   3,844M  5.50%, 12/20/28-2/20/29                              3,631,002         381
-------------------------------------------------------------------------------------
TOTAL VALUE OF MORTGAGE-BACKED CERTIFICATES (cost               9,733,872       1,021
  $9,833,194)
-------------------------------------------------------------------------------------
           U.S. GOVERNMENT OBLIGATIONS--4.0%
   4,000M  United States Treasury Bonds, 5.50%, 2028
             (cost $3,954,969)                                  3,826,252         402
-------------------------------------------------------------------------------------
           U.S. GOVERNMENT AGENCY OBLIGATIONS--6.8%
   6,500M  Federal National Mortgage Association, 5.75%,
             2008 (cost $6,409,115)                             6,473,064         679
-------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $78,869,375)          98.5%   93,841,396       9,846
OTHER ASSETS, LESS LIABILITIES                          1.5     1,467,273         154
-------------------------------------------------------------------------------------
NET ASSETS                                            100.0%  $95,308,669     $10,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

* Non-income producing
** The interest rate on the variable rate demand note is determined and reset weekly by the issuer. The interest rate shown is the rate in effect at March 31, 1999.

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GROWTH & INCOME FUND
March 31, 1999

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMMON STOCKS--91.2%
            AEROSPACE/DEFENSE--1.0%
   70,000   Raytheon Company                                   $  4,103,750     $    98
 --------------------------------------------------------------------------------------
            BASIC MATERIALS--2.2%
  125,000   Alcoa, Inc.                                           5,148,437         123
   42,000   Dow Chemical Company                                  3,913,875          94
 --------------------------------------------------------------------------------------
                                                                  9,062,312         217
 --------------------------------------------------------------------------------------
            CAPITAL GOODS--8.3%
  105,000   Boeing Company                                        3,583,125          86
  200,000   Browning-Ferris Industries, Inc.                      7,712,500         184
   44,900   Deere & Company                                       1,734,262          41
   95,000   General Electric Company                             10,509,375         251
   25,000   Honeywell, Inc.                                       1,895,312          45
   62,000   Illinois Tool Works, Inc.                             3,836,250          92
   40,000   United Technologies Corporation                       5,417,500         130
 --------------------------------------------------------------------------------------
                                                                 34,688,324         829
 --------------------------------------------------------------------------------------
            COMMUNICATION SERVICES--5.5%
   80,000   AT & T Corporation                                    6,385,001         153
   62,000   GTE Corporation                                       3,751,000          90
   95,000   *MCI WorldCom, Inc.                                   8,413,437         201
   95,000   SBC Communications, Inc.                              4,476,875         107
 --------------------------------------------------------------------------------------
                                                                 23,026,313         551
 --------------------------------------------------------------------------------------
            CONSUMER CYCLICALS--7.3%
  100,000   *CheckFree Holdings Corporation                       4,256,250         102
  190,000   Family Dollar Stores, Inc.                            4,370,000         105
   87,000   Gannett Company, Inc.                                 5,481,000         131
  143,000   Gap, Inc.                                             9,625,687         230
   75,000   Wal-Mart Stores, Inc.                                 6,914,062         165
 --------------------------------------------------------------------------------------
                                                                 30,646,999         733
 --------------------------------------------------------------------------------------
            CONSUMER STAPLES--7.7%
   74,000   Chiquita Brands International, Inc.                     753,875          18
  122,700   Coca-Cola Enterprises, Inc.                           3,711,675          89
   61,000   Estee Lauder Companies, Inc.  - Cl. "A"               5,764,500         138
   53,000   General Mills, Inc.                                   4,004,812          96
   73,200   Kellogg Company                                       2,475,075          59
 --------------------------------------------------------------------------------------

FIRST INVESTORS GROWTH & INCOME FUND
March 31, 1999

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            CONSUMER STAPLES (continued)
  132,000   McDonald's Corporation                             $  5,981,250     $   143
  150,000   PepsiCo, Inc.                                         5,878,125         141
   36,000   Procter & Gamble Company                              3,525,750          84
 --------------------------------------------------------------------------------------
                                                                 32,095,062         768
 --------------------------------------------------------------------------------------
            ENERGY--4.2%
   35,000   Chevron Corporation                                   3,095,312          74
   92,000   Exxon Corporation                                     6,491,750         155
   40,000   Mobil Corporation                                     3,520,000          84
  126,000   Sunoco, Inc.                                          4,543,875         109
 --------------------------------------------------------------------------------------
                                                                 17,650,937         422
 --------------------------------------------------------------------------------------
            FINANCIAL--25.1%
  275,000   Ace, Ltd.                                             8,576,563         205
   45,000   American Express Company                              5,287,500         126
   50,500   American International Group, Inc.                    6,091,563         146
  125,000   Bank One Corporation                                  6,882,813         165
   86,000   Charter One Financial, Inc.                           2,481,908          59
  105,200   Chase Manhattan Corporation                           8,554,075         205
  151,000   CIT Group, Inc.  - Cl. "A"                            4,614,938         110
   65,000   Citigroup, Inc.                                       4,151,875          99
   80,000   Fannie Mae                                            5,540,000         133
  120,000   Freddie Mac                                           6,855,000         164
  100,000   Hertz Corporation  - Cl. "A"                          5,350,000         128
  300,000   Hibernia Corporation  - Cl. "A"                       3,937,500          94
  132,000   Household International, Inc.                         6,022,500         144
   70,000   Kimco Realty Corporation                              2,581,250          62
  100,000   MBNA Corporation                                      2,387,500          57
   75,000   Mercantile Bancorporation, Inc.                       3,562,500          85
   87,500   PNC Bank Corporation                                  4,861,719         116
  140,000   SLM Holding Corporation                               5,845,000         140
   50,000   Wachovia Corporation                                  4,059,375          97
  175,000   Washington Mutual Savings Bank                        7,153,125         171
 --------------------------------------------------------------------------------------
                                                                104,796,704       2,506
 --------------------------------------------------------------------------------------
            HEALTHCARE--9.4%
  120,000   Abbott Laboratories                                   5,617,500         134
   65,200   American Home Products Corporation                    4,254,300         102
  105,714   AstraZeneca Group PLC (ADR)                           4,975,165         119
 --------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            HEALTHCARE (continued)
   63,000   Bristol-Myers Squibb Company                       $  4,051,688     $    97
   50,000   Johnson & Johnson                                     4,684,375         112
   40,000   Pfizer, Inc.                                          5,550,000         133
   65,000   Schering-Plough Corporation                           3,595,313          86
  100,000   Warner-Lambert Company                                6,618,750         158
 --------------------------------------------------------------------------------------
                                                                 39,347,091         941
 --------------------------------------------------------------------------------------
            TECHNOLOGY--17.5%
  475,000   *Advanced Fibre Communications, Inc.                  4,557,055         109
   78,600   *Applied Materials, Inc.                              4,848,638         116
  100,000   Autodesk, Inc.                                        4,043,750          97
  130,000   Automatic Data Processing, Inc.                       5,378,750         129
   85,500   *Cisco Systems, Inc.                                  9,367,594         224
  104,000   *EMC Corporation                                     13,286,000         318
   64,000   *Microsoft Corporation                                5,736,000         137
  114,000   Motorola, Inc.                                        8,350,500         200
   68,000   Northern Telecom, Ltd.                                4,224,500         101
   20,000   Texas Instruments, Inc.                               1,985,000          47
  150,000   *Verio, Inc.                                          6,918,750         166
   86,000   Xerox Corporation                                     4,590,250         110
 --------------------------------------------------------------------------------------
                                                                 73,286,787       1,754
 --------------------------------------------------------------------------------------
            TRANSPORTATION--1.4%
  160,000   CNF Transportation, Inc.                              6,050,000         145
 --------------------------------------------------------------------------------------
            UTILITIES--1.6%
   61,200   Enron Corporation                                     3,932,100          94
  150,000   PacifiCorp                                            2,587,500          62
 --------------------------------------------------------------------------------------
                                                                  6,519,600         156
 --------------------------------------------------------------------------------------
TOTAL VALUE OF COMMON STOCKS (cost $259,470,725)                381,273,879       9,120
 --------------------------------------------------------------------------------------
            CONVERTIBLE PREFERRED STOCKS--2.4%
            CONSUMER CYCLICALS--1.0%
   70,000   Merrill Lynch Structured Yield Product
              (exchangeable into Cox Communications, Inc.
              Common Stock), 6%                                   4,313,750         103
 --------------------------------------------------------------------------------------

FIRST INVESTORS GROWTH & INCOME FUND
March 31, 1999

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
   SHARES                                                                      INVESTED
       OR                                                                      FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            FINANCIAL--.7%
  100,000   Lincoln National Corp., 7.75%, 8/16/01             $  2,650,000     $    63
 --------------------------------------------------------------------------------------
            TECHNOLOGY--.7%
   30,000   Microsoft Corp., 2.196%, 12/15/99                     2,955,000          71
 --------------------------------------------------------------------------------------
TOTAL VALUE OF CONVERTIBLE PREFERRED STOCKS (cost $6,603,787)     9,918,750         237
 --------------------------------------------------------------------------------------
            CONVERTIBLE BONDS--2.2%
            CONSUMER CYCLICALS--1.6%
$   1,600M  Home Depot, Inc., 3.25%, 2001                         4,444,000         106
    2,500M  Sportsline USA, 5%, 2006 (Note 6)                     2,303,125          55
 --------------------------------------------------------------------------------------
                                                                  6,747,125         161
 --------------------------------------------------------------------------------------
            HEALTHCARE--.6%
    3,000M  Healthsouth Corp., 3.25%, 2003                        2,456,250          59
 --------------------------------------------------------------------------------------
TOTAL VALUE OF CONVERTIBLE BONDS (cost $7,086,250)                9,203,375         220
 --------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--4.6%
    2,784M  Alabama Power Co., 4.85%, 4/16/99                     2,778,367          66
    2,200M  Baystates Gas Co., 4.85%, 4/20/99                     2,194,363          53
    6,500M  BellSouth Telecommunications, Inc., 4.83%, 5/7/99     6,468,601         155
    2,000M  GTE Corp., 4.83%, 4/8/99                              1,998,118          48
    6,000M  Prudential Funding Corp., 4.83%, 4/15/99              5,988,710         143
 --------------------------------------------------------------------------------------
TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost $19,428,159)     19,428,159         465
 --------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $292,588,921)         100.4%   419,824,163      10,042
EXCESS OF LIABILITIES OVER OTHER ASSETS                  (.4)    (1,759,475)        (42)
--------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $418,064,688     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS BLUE CHIP FUND
March 31, 1999

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMMON STOCKS--98.6%
            AUTOMOTIVE--1.2%
  105,500   Ford Motor Company                                 $  5,987,125     $   115
 --------------------------------------------------------------------------------------
            BASIC MATERIALS--2.4%
  165,300   Alcoa, Inc.                                           6,808,294         131
   56,400   Ecolab, Inc.                                          2,002,200          38
   70,400   PPG Industries, Inc.                                  3,608,000          69
 --------------------------------------------------------------------------------------
                                                                 12,418,494         238
 --------------------------------------------------------------------------------------
            CAPITAL GOODS--7.5%
   31,600   Deere & Company                                       1,220,550          23
  152,400   General Electric Company                             16,859,250         324
  134,600   Ingersoll-Rand Company                                6,679,525         128
   55,700   Pitney-Bowes, Inc.                                    3,550,875          68
  147,100   Tyco International, Ltd.                             10,554,425         203
 --------------------------------------------------------------------------------------
                                                                 38,864,625         746
 --------------------------------------------------------------------------------------
            COMMUNICATION SERVICES--10.4%
  166,100   AT & T Corporation                                   13,256,857         254
  149,000   *AT&T Corp. - Liberty Media Group - Cl. "A"           7,841,125         151
   93,900   Bell Atlantic Corporation                             4,853,456          93
   76,900   GTE Corporation                                       4,652,450          89
  172,600   *MCI WorldCom, Inc.                                  15,285,887         293
  113,468   *Qwest Communications International, Inc.             8,180,339         157
 --------------------------------------------------------------------------------------
                                                                 54,070,114       1,037
 --------------------------------------------------------------------------------------
            CONSUMER CYCLICALS--10.4%
  124,000   *CheckFree Holdings Corporation                       5,277,750         101
  114,600   *Costco Companies, Inc.                              10,493,062         201
  105,700   Danaher Corporation                                   5,522,825         106
   78,900   Home Depot, Inc.                                      4,911,525          94
  141,000   Masco Corporation                                     3,983,250          76
  120,000   McGraw-Hill Companies, Inc.                           6,540,000         126
   35,200   *Office Depot, Inc.                                   1,295,800          25
   83,300   Tribune Company                                       5,450,944         105
  116,000   Wal-Mart Stores, Inc.                                10,693,750         205
 --------------------------------------------------------------------------------------
                                                                 54,168,906       1,039
 --------------------------------------------------------------------------------------

FIRST INVESTORS BLUE CHIP FUND
March 31, 1999

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            CONSUMER STAPLES--12.2%
   84,700   Anheuser-Busch Companies, Inc.                     $  6,453,081     $   124
   71,500   Bestfoods                                             3,360,500          65
  171,400   Coca-Cola Enterprises, Inc.                           5,184,850         100
   91,900   General Mills, Inc.                                   6,944,194         133
  102,600   Kellogg Company                                       3,469,162          67
  263,700   PepsiCo, Inc.                                        10,333,744         198
   65,900   Procter & Gamble Company                              6,454,081         124
  152,400   *Safeway, Inc.                                        7,820,025         150
  149,000   Time Warner, Inc.                                    10,588,312         203
   46,400   Unilever, N.V.                                        3,082,700          59
 --------------------------------------------------------------------------------------
                                                                 63,690,649       1,223
 --------------------------------------------------------------------------------------
            ENERGY--3.6%
   33,300   Chevron Corporation                                   2,944,969          57
  132,900   Exxon Corporation                                     9,377,756         180
   13,000   Mobil Corporation                                     1,144,000          22
  141,200   Sunoco, Inc.                                          5,092,025          98
 --------------------------------------------------------------------------------------
                                                                 18,558,750         357
 --------------------------------------------------------------------------------------
            FINANCIAL--17.9%
   23,500   American Express Company                              2,761,250          53
   82,050   American International Group, Inc.                    9,897,281         190
  193,800   Bank One Corporation                                 10,671,113         205
   76,079   BankAmerica Corporation                               5,373,079         103
   69,800   Charter One Financial, Inc.                           2,014,386          39
  137,500   Chase Manhattan Corporation                          11,180,469         215
  115,000   Citigroup, Inc.                                       7,345,625         141
   67,100   Fannie Mae                                            4,646,675          89
   83,100   Freddie Mac                                           4,747,088          91
  134,000   Hartford Financial Services Group                     7,612,875         146
   45,900   Jefferson-Pilot Corporation                           3,109,725          60
  163,000   MBNA Corporation                                      3,891,625          75
   35,900   Merrill Lynch & Company, Inc.                         3,174,906          61
   17,000   Morgan Stanley, Dean Witter, Discover and Company     1,698,938          33
  190,300   PNC Bank Corporation                                 10,573,544         203
  112,600   SLM Holding Corporation                               4,701,050          90
 --------------------------------------------------------------------------------------
                                                                 93,399,629       1,794
 --------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            HEALTHCARE--13.3%
   65,500   Abbott Laboratories                                $  3,066,219     $    59
  253,600   American Home Products Corporation                   16,547,400         318
  107,200   Bristol-Myers Squibb Company                          6,894,300         132
   63,600   Johnson & Johnson                                     5,958,525         114
  130,200   Merck & Company, Inc.                                10,440,413         200
   76,200   Pfizer, Inc.                                         10,572,750         203
  137,500   Schering-Plough Corporation                           7,605,469         146
  125,600   Warner-Lambert Company                                8,313,150         160
 --------------------------------------------------------------------------------------
                                                                 69,398,226       1,332
 --------------------------------------------------------------------------------------
            TECHNOLOGY--16.8%
   92,400   *Applied Materials, Inc.                              5,699,925         109
   81,150   *Cisco Systems, Inc.                                  8,890,997         171
  492,400   Ericsson (L.M.) Telephone Co. - Cl. "B" (ADR)        11,725,275         225
  140,800   Hewlett-Packard Company                               9,548,000         183
  102,000   Intel Corporation                                    12,150,750         233
  140,700   *LSI Logic Corporation                                4,388,081          84
   57,200   Lucent Technologies, Inc.                             6,163,300         118
  104,400   *Microsoft Corporation                                9,356,850         180
  140,800   Motorola, Inc.                                       10,313,600         198
  211,500   *Symantec Corporation                                 3,582,281          69
  110,200   Xerox Corporation                                     5,881,925         113
 --------------------------------------------------------------------------------------
                                                                 87,700,984       1,683
 --------------------------------------------------------------------------------------
            TRANSPORTATION--.9%
  148,500   Burlington Northern Santa Fe Corporation              4,881,938          94
 --------------------------------------------------------------------------------------
            UTILITIES--2.0%
  130,400   Enron Corporation                                     8,378,200         161
  116,300   PacifiCorp                                            2,006,175          39
 --------------------------------------------------------------------------------------
                                                                 10,384,375         200
 --------------------------------------------------------------------------------------
TOTAL VALUE OF COMMON STOCKS (cost $358,690,655)                513,523,815       9,858
--------------------------------------------------------------------------------------

FIRST INVESTORS BLUE CHIP FUND
March 31, 1999

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--2.3%
$   3,200M  BellSouth Telecommunications, Inc., 4.83%, 5/7/99  $  3,184,542     $    61
    2,000M  GTE Corp., 4.83%, 4/8/99                              1,998,118          38
    5,000M  Hubbell, Inc., 4.85%, 4/29/99                         4,981,131          96
    2,000M  Prudential Funding Corp., 4.83%, 4/15/99              1,996,237          38
 --------------------------------------------------------------------------------------
TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost $12,160,028)     12,160,028         233
 --------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $370,850,683)         100.9%   525,683,843      10,091
EXCESS OF LIABILITIES OVER OTHER ASSETS                  (.9)    (4,758,842)        (91)
--------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $520,925,001     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS UTILITIES INCOME FUND
March 31, 1999

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMMON STOCKS--94.3%
            CAPITAL GOODS--1.2%
   16,400   General Electric Company                           $  1,814,250     $   118
 --------------------------------------------------------------------------------------
            COMMUNICATION SERVICES--33.6%
   24,300   AT & T Corporation                                    1,939,444         126
   79,800   Bell Atlantic Corporation                             4,124,662         269
   74,400   BellSouth Corporation                                 2,980,650         194
   70,800   Century Telephone Enterprises, Inc.                   4,973,700         324
   54,400   Frontier Corporation                                  2,822,000         184
   17,900   GTE Corporation                                       1,082,950          71
   88,100   *ICG Communications, Inc.                             1,773,012         116
  108,600   *Intermedia Communications, Inc.                      2,891,475         188
   69,604   *MCI WorldCom, Inc.                                   6,164,304         402
   45,000   *MetroNet Communications Corporation - Cl. "B"        2,475,000         161
   55,115   *Qwest Communications International, Inc.             3,973,450         259
   87,800   SBC Communications, Inc.                              4,137,575         270
   26,900   Sprint Corporation                                    2,639,562         172
   15,200   Telecom Italia SpA (ADR)                              1,586,500         103
   17,300   Telecomunicacoes Brasileiras SA - Telebras (ADR)      1,394,812          91
   44,200   Telephone and Data Systems, Inc.                      2,497,300         163
   17,000   Telmex (ADR)                                          1,113,500          73
   53,100   US West, Inc.                                         2,923,819         191
 --------------------------------------------------------------------------------------
                                                                 51,493,715       3,357
 --------------------------------------------------------------------------------------
            CONSUMER STAPLES--1.5%
   36,800   *MediaOne Group, Inc.                                 2,336,800         152
 --------------------------------------------------------------------------------------
            ENERGY--4.4%
   19,300   Elf Aquitaine SA (ADR)                                1,299,131          85
   28,300   Murphy Oil Corporation                                1,174,450          77
   54,900   NUI Corporation                                       1,183,781          77
   83,500   *Ocean Energy, Inc.                                     526,050          34
   66,300   Valero Energy Corporation                             1,649,212         107
   32,400   YPF Sociedad Anonima (ADR)                            1,022,625          67
 --------------------------------------------------------------------------------------
                                                                  6,855,249         447
 --------------------------------------------------------------------------------------

FIRST INVESTORS UTILITIES INCOME FUND
March 31, 1999

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            NATURAL GAS--2.1%
   17,600   National Fuel Gas Company                          $    690,800     $    45
   42,600   Peoples Energy Corporation                            1,376,512          90
   48,500   Washington Gas Light Company                          1,097,312          72
 --------------------------------------------------------------------------------------
                                                                  3,164,624         207
 --------------------------------------------------------------------------------------
            UTILITIES--51.5%
   31,400   American Water Works Company, Inc.                      912,563          59
   36,500   BCE, Inc.                                             1,617,406         105
   59,900   BEC Energy                                            2,201,325         143
   64,000   Coastal Corporation                                   2,112,000         138
   37,500   Columbia Energy Group                                 1,959,375         128
   46,900   Consolidated Edison, Inc.                             2,125,156         138
    9,100   CTG Resources, Inc.                                     219,538          14
  102,700   DQE, Inc.                                             3,941,113         257
   36,900   DTE Energy Company                                    1,418,344          92
   40,800   Duke Energy Corporation                               2,228,700         145
  139,500   Dynegy, Inc.                                          1,961,719         128
   47,700   El Paso Energy Corporation                            1,559,194         102
   48,000   Endesa SA (ADR)                                       1,194,000          78
   33,300   Enersis SA (ADR)                                        892,856          58
   46,000   Enron Corporation                                     2,955,500         193
   51,800   FirstEnergy Corporation                               1,447,163          94
   61,500   FPL Group, Inc.                                       3,274,875         213
   42,800   GPU, Inc.                                             1,596,975         104
  107,200   Illinova Corporation                                  2,271,300         148
   62,200   MDU Resources Group, Inc.                             1,422,825          93
   42,200   MidAmerican Energy Holdings Company                   1,181,600          77
   23,300   Montana Power Company                                 1,714,006         112
   66,300   New Century Energies, Inc.                            2,258,344         147
   29,900   New Jersey Resources Corporation                      1,063,319          69
  141,300   Niagara Mohawk Holdings, Inc.                         1,898,719         124
   19,500   NICOR, Inc.                                             700,781          46
   68,900   NIPSCO Industries, Inc.                               1,860,300         121
   44,600   Northern States Power Company                         1,034,163          67
  127,400   OGE Energy Corporation                                2,874,463         187
   66,000   PacifiCorp                                            1,138,500          74
   65,000   Pinnacle West Capital Corporation                     2,364,375         154
   61,600   Potomac Electric Power Company                        1,428,350          93
  112,800   Public Service Company of New Mexico                  1,917,600         125
 --------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
   SHARES                                                                      INVESTED
       OR                                                                      FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            UTILITIES (continued)
   73,300   Reliant Energy, Inc.                               $  1,910,381     $   125
  117,833   Sempra Energy                                         2,260,921         147
   41,500   Sierra Pacific Resources                              1,460,281          95
   66,500   Texas Utilities Company                               2,772,219         181
   79,700   Unicom Corporation                                    2,914,031         190
   99,800   UtiliCorp United, Inc.                                2,270,450         148
   81,700   Western Resources, Inc.                               2,180,369         142
  114,100   Williams Companies, Inc.                              4,506,950         294
 --------------------------------------------------------------------------------------
                                                                 79,022,049       5,148
 --------------------------------------------------------------------------------------
TOTAL VALUE OF COMMON STOCKS (cost $114,809,688)                144,686,687       9,429
 --------------------------------------------------------------------------------------
            PREFERRED STOCKS--.3%
            FINANCIAL
   10,000   Pacific Telesis Financing I, 7.56%                      251,875          16
   10,000   Pacific Telesis Financing II, 8.50%                     258,750          17
 --------------------------------------------------------------------------------------
TOTAL VALUE OF PREFERRED STOCKS (cost $500,000)                     510,625          33
 --------------------------------------------------------------------------------------
            CONVERTIBLE PREFERRED STOCKS--1.2%
            UTILITIES
  109,200   Avista Corporation, $1.24, 11/1/2001
              (cost $2,071,459)                                   1,870,050         122
 --------------------------------------------------------------------------------------
            CORPORATE BONDS--3.2%
            COMMUNICATION SERVICES--1.0%
$     500M  AT & T Corp., 7.50%, 2006                               543,337          35
      500M  BellSouth Telecommunications, Inc., 6.375%, 2004        512,730          34
      500M  United Telephone Co. of Florida, 6.25%, 2003            505,728          33
 --------------------------------------------------------------------------------------
                                                                  1,561,795         102
 --------------------------------------------------------------------------------------
            UTILITIES--2.2%
      500M  Baltimore Gas and Electric Co., 7.52%, 2000             510,350          33
      500M  Consolidated Edison, Inc., 6.625%, 2002                 513,587          34
      500M  Duke Energy Corp., 5.875%, 2003                         501,489          33
      500M  Idaho Power Co., 6.40%, 2003                            509,488          33
      700M  Pennsylvania Power & Light Co., 6.875%, 2003            724,105          47
      500M  Union Electric Co., 6.75%, 2008                         524,577          34
 --------------------------------------------------------------------------------------
                                                                  3,283,596         214
 --------------------------------------------------------------------------------------
TOTAL VALUE OF CORPORATE BONDS (cost $4,771,944)                  4,845,391         316
 --------------------------------------------------------------------------------------

FIRST INVESTORS UTILITIES INCOME FUND
March 31, 1999

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--1.0%
$   1,500M  Walt Disney Co., 4.82%, 4/6/99 (cost $1,498,994)   $  1,498,994     $    98
 --------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $123,652,085)         100.0%   153,411,747       9,998
OTHER ASSETS, LESS LIABILITIES                            .0         27,157           2
--------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $153,438,904     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS MID-CAP OPPORTUNITY FUND
March 31, 1999

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
                                                                           $10,000 OF
  SHARES   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           COMMON STOCKS--99.0%
           BASIC MATERIALS--1.5%
  38,000   Louisiana-Pacific Corporation                      $   707,750     $   146
-------------------------------------------------------------------------------------
           CAPITAL GOODS--3.6%
  16,500   Crane Company                                          399,094          82
  13,800   CTS Corporation                                        682,237         141
  35,000   Reynolds and Reynolds Company - Cl. "A"                665,000         137
-------------------------------------------------------------------------------------
                                                                1,746,331         360
-------------------------------------------------------------------------------------
           COMMUNICATION SERVICES--9.5%
  12,450   *AT&T Corp. - Liberty Media Group - Cl. "A"            655,181         135
   9,000   Century Telephone Enterprises, Inc.                    632,250         130
  22,500   Cincinnati Bell, Inc.                                  504,844         104
  17,800   *Commonwealth Telephone Enterprises, Inc.              655,262         135
  40,000   *ICG Communications, Inc.                              805,000         166
   9,400   *MCI WorldCom, Inc.                                    832,487         172
  15,000   *Western Wireless Corporation - Cl. "A"                543,750         112
-------------------------------------------------------------------------------------
                                                                4,628,774         954
-------------------------------------------------------------------------------------
           CONSUMER CYCLICALS--9.2%
   2,000   *Amazon.com, Inc.                                      344,375          71
  14,000   *Bed Bath & Beyond, Inc.                               511,000         105
  17,400   *Best Buy Co., Inc.                                    904,800         187
  15,700   Maytag Corporation                                     947,887         195
  17,500   *Royal Group Technologies, Ltd.                        432,031          89
  20,200   *Saks, Inc.                                            525,200         108
  32,400   Warnaco Group, Inc. - Cl. "A"                          799,875         165
-------------------------------------------------------------------------------------
                                                                4,465,168         920
-------------------------------------------------------------------------------------
           CONSUMER SERVICES--.9%
  41,500   *GST Telecommunications, Inc.                          453,906          94
-------------------------------------------------------------------------------------
           CONSUMER STAPLES--16.5%
  12,900   *Beringer Wine Estates Holdings, Inc. - Cl. "B"        469,237          97
  35,000   *Cinar Films, Inc. - Cl. "B"                           805,000         166
  28,500   CKE Restaurants, Inc.                                  562,875         116
   9,000   Comcast Corporation - Spec. Cl. "A"                    566,437         117
  29,300   Earthgrains Company                                    650,094         134
  25,000   McCormick & Company, Inc.                              725,000         149
-------------------------------------------------------------------------------------

FIRST INVESTORS MID-CAP OPPORTUNITY FUND
March 31, 1999

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
                                                                           $10,000 OF
  SHARES   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           CONSUMER STAPLES (continued)
  16,600   Newell Rubbermaid, Inc.                            $   788,500     $   163
  32,100   *Packaged Ice, Inc.                                    200,625          41
  26,100   *Suiza Foods Corporation                               879,244         181
  10,000   Time Warner, Inc.                                      710,625         147
  28,400   *Whole Foods Market, Inc.                              976,250         201
  34,100   *Zomax Optical Media, Inc.                             686,263         142
-------------------------------------------------------------------------------------
                                                                8,020,150       1,654
-------------------------------------------------------------------------------------
           ENERGY--2.8%
  22,400   Apache Corporation                                     583,800         120
  34,400   *Newfield Exploration Company                          778,300         160
-------------------------------------------------------------------------------------
                                                                1,362,100         280
-------------------------------------------------------------------------------------
           FINANCIAL--10.8%
  24,000   Charter One Financial, Inc.                            692,626         143
  26,800   Dime Bancorp, Inc.                                     621,425         128
  46,600   *Golden State Bancorp, Inc.                          1,036,850         214
  22,700   Protective Life Corporation                            859,763         177
  30,000   *Scottish Annuity & Life Holdings, Ltd.                292,500          60
  15,600   SLM Holding Corporation                                651,300         134
   6,600   Wachovia Corporation                                   535,838         110
  17,300   Westamerica Bancorporation                             547,113         113
-------------------------------------------------------------------------------------
                                                                5,237,415       1,079
-------------------------------------------------------------------------------------
           HEALTHCARE--13.0%
  74,700   *American Oncology Resources, Inc.                     672,300         139
  12,601   *Genzyme Corporation                                   635,563         131
  15,500   *HCR Manor Care, Inc.                                  353,594          73
  22,900   *Health Management Associates, Inc. - Cl. "A"          279,094          58
  44,600   *Healthsouth Corporation                               462,725          95
  32,700   Jones Pharma, Inc.                                   1,136,325         234
  15,600   Teva Pharmaceutical Industries, Ltd. (ADR)             740,025         153
  19,000   *Trigon Healthcare, Inc.                               650,750         134
  21,500   *Universal Health Services, Inc.                       929,875         192
  60,000   *Warner Chilcott Laboratories (ADR)                    420,000          87
-------------------------------------------------------------------------------------
                                                                6,280,251       1,296
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
                                                                           $10,000 OF
  SHARES   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           TECHNOLOGY--25.9%
   9,000   *America Online, Inc.                              $ 1,314,000     $   271
  11,500   Autodesk, Inc.                                         465,031          96
   7,000   *Cisco Systems, Inc.                                   766,938         158
  11,000   *Comverse Technology, Inc.                             935,000         193
  17,400   CyberShop International, Inc.                          252,300          52
   8,700   *EMC Corporation                                     1,111,425         229
  24,700   *Flextronics International, Ltd.                     1,259,738         260
  10,400   *Galileo Technology, Ltd.                              304,200          63
   5,000   *Go2Net, Inc.                                          663,125         137
  34,300   *IMRglobal Corporation                                 608,825         126
   3,000   Intel Corporation                                      357,375          74
   8,500   *KLA Tencor Corporation                                412,781          85
  16,600   *Mercury Interactive Corporation                       591,375         122
   2,000   *MiningCo.com, Inc.                                    179,000          37
  15,000   *Orckit Communications, Ltd.                           312,188          64
  20,000   *PRI Automation, Inc.                                  420,000          87
  38,100   *Symantec Corporation                                  645,319         133
  20,000   *Verio, Inc.                                           922,500         190
  20,000   *Visio Corporation                                     562,500         116
  11,600   *Xilinx, Inc.                                          470,525          97
-------------------------------------------------------------------------------------
                                                               12,554,145       2,590
-------------------------------------------------------------------------------------
           UTILITIES--5.3%
  22,100   American Water Works Company, Inc.                     642,281         132
  19,500   BEC Energy                                             716,625         148
  33,500   PacifiCorp                                             577,875         119
  23,900   Western Resources, Inc.                                637,831         132
-------------------------------------------------------------------------------------
                                                                2,574,612         531
-------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $40,008,442)          99.0%   48,030,602       9,904
OTHER ASSETS, LESS LIABILITIES                          1.0       464,239          96
-------------------------------------------------------------------------------------
NET ASSETS                                            100.0%  $48,494,841     $10,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS SPECIAL SITUATIONS FUND
March 31, 1999

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            COMMON STOCKS--96.6%
            BASIC MATERIALS--1.9%
  161,000   *ChiRex, Inc.                                      $  3,944,500     $   196
 --------------------------------------------------------------------------------------
            COMMUNICATION SERVICES--7.3%
  116,500   *Allegiance Telecom, Inc.                             2,912,500         145
   38,900   *AT&T Corp. - Liberty Media Group - Cl. "A"           2,047,113         102
   69,900   *Commonwealth Telephone Enterprises, Inc.             2,573,194         128
  193,200   *ICG Communications, Inc.                             3,888,150         193
  190,300   *US LEC Corporation - Cl. "A"                         3,258,887         162
 --------------------------------------------------------------------------------------
                                                                 14,679,844         730
 --------------------------------------------------------------------------------------
            CONSUMER CYCLICALS--11.5%
   68,800   *Fossil, Inc.                                         2,051,100         102
  160,800   Fred's, Inc.                                          1,768,800          88
  120,000   *Hibbett Sporting Goods, Inc.                         2,505,000         125
  448,900   Interface, Inc.                                       4,320,662         215
  105,900   Kellwood Company                                      2,336,419         116
   63,600   *NCO Group, Inc.                                      2,353,200         117
   88,900   Ogden Corporation                                     2,139,156         106
   59,200   *Saks, Inc.                                           1,539,200          77
   90,200   *Travis Boats & Motors, Inc.                          1,623,600          81
  264,000   Wolverine World Wide, Inc.                            2,508,000         125
 --------------------------------------------------------------------------------------
                                                                 23,145,137       1,152
 --------------------------------------------------------------------------------------
            CONSUMER STAPLES--17.2%
   63,900   *Beringer Wine Estates Holdings, Inc. - Cl. "B"       2,324,362         116
  208,700   *Cinar Films, Inc. - Cl. "B"                          4,800,100         239
  126,900   *Citadel Communications Corporation                   4,219,425         210
  130,100   CKE Restaurants, Inc.                                 2,569,475         128
  132,800   Earthgrains Company                                   2,946,500         147
  310,200   *Four Media Company                                   1,861,200          93
   64,600   *Jones Intercable, Inc. - Cl. "A"                     2,547,662         127
  248,800   *Packaged Ice, Inc.                                   1,555,000          77
   99,100   *Pre-Paid Legal Services, Inc.                        2,427,950         121
  119,000   *Suiza Foods Corporation                              4,008,812         199
  155,100   *Whole Foods Market, Inc.                             5,331,562         265
 --------------------------------------------------------------------------------------
                                                                 34,592,048       1,722
 --------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
                                                                               INVESTED
                                                                               FOR EACH
                                                                             $10,000 OF
   SHARES   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            ENERGY--1.4%
  123,900   *Newfield Exploration Company                      $  2,803,237     $   139
 --------------------------------------------------------------------------------------
            ENERGY SOURCES--.4%
   30,200   *Barrett Resources Corporation                          756,888          38
 --------------------------------------------------------------------------------------
            FINANCIAL--8.6%
   83,439   Charter One Financial, Inc.                           2,407,999         120
  108,400   Chittenden Corporation                                2,886,150         143
   92,000   Dime Bancorp, Inc.                                    2,133,250         106
  141,900   HCC Insurance Holdings, Inc.                          2,731,575         136
  194,700   Hooper Holmes, Inc.                                   3,042,188         151
  142,000   Sterling Bancshares, Inc.                             1,473,250          73
   81,100   Westamerica Bancorporation                            2,564,788         128
 --------------------------------------------------------------------------------------
                                                                 17,239,200         857
 --------------------------------------------------------------------------------------
            HEALTHCARE--21.2%
  124,900   *Alternative Living Services, Inc.                    2,498,000         124
  421,600   *American Oncology Resources, Inc.                    3,794,400         189
  219,500   *Dura Pharmaceuticals, Inc.                           3,100,438         154
  186,000   *IMPATH, Inc.                                         4,557,000         227
  108,200   *Incyte Pharmaceuticals, Inc.                         2,170,763         108
  147,900   Jones Pharma, Inc.                                    5,139,525         256
  326,700   *Kensey Nash Corporation                              2,572,763         128
  123,800   *Molecular Devices Corporation                        3,342,600         166
  111,000   *Pediatrix Medical Group, Inc.                        3,121,875         155
  243,900   *Province Healthcare Company                          4,512,150         224
  170,800   *Sangstat Medical Corporation                         2,113,650         105
   58,600   Teva Pharmaceutical Industries, Ltd. (ADR)            2,779,838         138
   88,900   *Trigon Healthcare, Inc.                              3,044,825         151
 --------------------------------------------------------------------------------------
                                                                 42,747,827       2,125
 --------------------------------------------------------------------------------------
            TECHNOLOGY--27.1%
   45,500   *Comverse Technology, Inc.                            3,867,500         192
  288,100   *Condor Technology Solutions, Inc.                    2,736,950         136
   97,000   *DII Group, Inc.                                      2,837,250         141
   21,000   *EMC Corporation                                      2,682,750         133
   59,400   *Etec Systems, Inc.                                   1,748,588          87
   94,900   *Flextronics International, Ltd.                      4,839,900         241
   44,000   *Galileo Technology, Ltd.                             1,287,000          64
  292,100   *IMRglobal Corporation                                5,184,775         258
 --------------------------------------------------------------------------------------

FIRST INVESTORS SPECIAL SITUATIONS FUND
March 31, 1999

---------------------------------------------------------------------------------------
                                                                                 AMOUNT
   SHARES                                                                      INVESTED
       OR                                                                      FOR EACH
PRINCIPAL                                                                    $10,000 OF
   AMOUNT   SECURITY                                                  VALUE  NET ASSETS
---------------------------------------------------------------------------------------
            TECHNOLOGY (continued)
   81,600   *Mercury Interactive Corporation                   $  2,907,000     $   145
   26,800   *New Era of Networks, Inc.                            1,815,700          90
  159,800   *NICE-Systems, Ltd.                                   4,714,100         234
  252,900   *Orckit Communications, Ltd.                          5,263,481         262
  138,800   *Peapod, Inc.                                         1,518,125          75
  261,100   *Saville Systems Ireland PLC (ADR)                    3,198,475         159
  355,900   *Software AG Systems, Inc.                            2,980,663         148
   80,300   *Symantec Corporation                                 1,360,081          68
   54,000   *Synopsys, Inc.                                       2,902,500         144
   18,800   *Verio, Inc.                                            867,150          43
   61,800   *Visio Corporation                                    1,738,125          86
 --------------------------------------------------------------------------------------
                                                                 54,450,113       2,706
 --------------------------------------------------------------------------------------
TOTAL VALUE OF COMMON STOCKS (cost $185,153,019)                194,358,794       9,665
 --------------------------------------------------------------------------------------
            SHORT-TERM CORPORATE NOTES--3.7%
$   1,000M  Prudential Funding Corp., 4.83%, 4/15/99                998,118          50
    6,400M  Walt Disney Co., 4.82%, 4/6/99                        6,395,710         318
 --------------------------------------------------------------------------------------
TOTAL VALUE OF SHORT-TERM CORPORATE NOTES (cost $7,393,828)       7,393,828         368
 --------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $192,546,847)         100.3%   201,752,622      10,033
EXCESS OF LIABILITIES OVER OTHER ASSETS                  (.3)      (658,161)        (33)
--------------------------------------------------------------------------------------
NET ASSETS                                             100.0%  $201,094,461     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS FOCUSED EQUITY FUND
March 31, 1999

-------------------------------------------------------------------------------------
                                                                               AMOUNT
                                                                             INVESTED
                                                                             FOR EACH
                                                                           $10,000 OF
  SHARES   SECURITY                                                 VALUE  NET ASSETS
-------------------------------------------------------------------------------------
           COMMON STOCKS--86.4%
           BASIC MATERIALS--1.9%
   7,200   Monsanto Company                                   $   330,750     $   195
-------------------------------------------------------------------------------------
           CAPITAL GOODS--10.7%
  25,300   Tyco International, Ltd.                             1,815,275       1,068
-------------------------------------------------------------------------------------
           COMMUNICATION SERVICES--22.3%
   4,400   AT & T Corporation                                     351,175         207
  19,800   *AT&T Corp. - Liberty Media Group - Cl. "A"          1,041,975         613
  10,900   *L-3 Communications Holdings, Inc.                     504,125         297
  21,400   *MCI WorldCom, Inc.                                  1,895,238       1,115
-------------------------------------------------------------------------------------
                                                                3,792,513       2,232
-------------------------------------------------------------------------------------
           CONSUMER STAPLES--31.8%
   4,600   Comcast Corporation - Spec. Cl. "A"                    289,513         170
  12,800   McKesson HBOC, Inc.                                    844,800         497
   8,900   *MediaOne Group, Inc.                                  565,150         332
  34,500   Nielsen Media Research, Inc.                           851,719         501
  25,000   Seagram Company, Ltd.                                1,250,000         735
  22,700   Time Warner, Inc.                                    1,613,119         949
-------------------------------------------------------------------------------------
                                                                5,414,301       3,184
-------------------------------------------------------------------------------------
           FINANCIAL--12.0%
   2,700   American Express Company                               317,250         187
   4,700   American International Group, Inc.                     566,937         333
   4,800   Finova Group, Inc.                                     249,000         146
   3,300   Freddie Mac                                            188,512         111
   1,500   M & T Bank Corporation                                 718,500         423
-------------------------------------------------------------------------------------
                                                                2,040,199       1,200
-------------------------------------------------------------------------------------
           TECHNOLOGY--7.7%
   4,600   Computer Associates International, Inc.                163,588          96
   1,500   Intel Corporation                                      178,687         105
   8,900   *Microsoft Corporation                                 797,662         469
   3,200   *Vitesse Semiconductor Corporation                     162,000          95
-------------------------------------------------------------------------------------
                                                                1,301,937         765
-------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $14,560,421)          86.4%   14,694,975       8,644
OTHER ASSETS, LESS LIABILITIES                         13.6     2,305,773       1,356
-------------------------------------------------------------------------------------
NET ASSETS                                            100.0%  $17,000,748     $10,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GLOBAL FUND, INC.
March 31, 1999

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
                                                                               $10,000 OF
     SHARES   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              COMMON STOCKS--94.7%
              UNITED STATES--34.2%
     50,500   Abbott Laboratories                                $  2,364,031     $    72
     29,400   Alcoa, Inc.                                           1,210,913          37
     23,800   AlliedSignal, Inc.                                    1,170,663          36
     14,750   American General Corporation                          1,039,875          32
     34,642   American International Group, Inc.                    4,178,691         127
     17,950   AT & T Corporation                                    1,432,634          44
     26,400   Baxter International, Inc.                            1,742,400          53
     31,100   Chevron Corporation                                   2,750,406          84
     44,250   *Cisco Systems, Inc.                                  4,848,141         148
     55,575   Citigroup, Inc.                                       3,549,853         108
     38,000   Columbia/HCA Healthcare Corporation                     719,625          22
     49,150   CVS Corporation                                       2,334,625          71
     25,400   Du Pont (E.I.) de Nemours & Company                   1,474,788          45
     43,300   Exxon Corporation                                     3,055,356          93
     28,200   First Data Corporation                                1,205,550          37
     37,700   Gannett Company, Inc.                                 2,375,100          72
     18,900   General Electric Company                              2,090,813          64
     39,500   Gillette Company                                      2,347,781          72
     19,825   Hartford Financial Services Group                     1,126,308          34
     42,650   Hewlett-Packard Company                               2,892,203          88
     67,800   Home Depot, Inc.                                      4,220,550         129
     22,440   Intel Corporation                                     2,673,165          82
     15,700   International Business Machines Corporation           2,782,825          85
     41,000   Johnson & Johnson                                     3,841,188         117
     23,725   Kimberly-Clark Corporation                            1,137,317          35
     27,600   Marsh & McLennan Companies, Inc.                      2,047,575          62
     73,200   McDonald's Corporation                                3,316,875         101
     45,712   *MCI WorldCom, Inc.                                   4,048,369         123
     60,600   *Microsoft Corporation                                5,431,275         166
    113,800   *Mirage Resorts, Inc.                                 2,418,250          74
     15,400   Pfizer, Inc.                                          2,136,750          65
     50,000   Pharmacia & Upjohn, Inc.                              3,118,750          95
     27,600   Philip Morris Companies, Inc.                           971,175          30
     21,000   Praxair, Inc.                                           757,313          23
     30,180   Procter & Gamble Company                              2,955,754          90
     60,800   SBC Communications, Inc.                              2,865,200          87
     28,600   Schlumberger, Ltd.                                    1,721,363          52
     42,700   Servicemaster Company                                   867,344          26
     94,825   Southwest Airlines Company                            2,868,456          87
   --------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
                                                                               $10,000 OF
     SHARES   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              UNITED STATES (continued)
     57,500   State Street Corporation                           $  4,725,781     $   144
     14,900   Texas Instruments, Inc.                               1,478,825          45
     16,525   Tyco International, Ltd.                              1,185,669          36
     44,400   U.S. Bancorp                                          1,512,375          46
     52,000   Wal-Mart Stores, Inc.                                 4,793,750         146
     55,100   Walt Disney Company                                   1,714,988          52
     39,500   Warner-Lambert Company                                2,614,406          80
   --------------------------------------------------------------------------------------
                                                                  112,115,044       3,417
   --------------------------------------------------------------------------------------
              UNITED KINGDOM--12.0%
    130,100   Bank of Scotland                                      1,728,468          53
     46,400   Barclays PLC                                          1,334,032          41
    239,741   BP Amoco PLC                                          4,086,867         125
    171,100   British Airways PLC                                   1,186,308          36
    116,445   British Telecommunications PLC                        1,900,449          58
    274,700   BTR Siebe PLC                                         1,211,722          37
     88,700   Cadbury Schweppes PLC                                 1,287,264          39
    220,208   Diageo PLC                                            2,474,153          75
     38,600   Dixons Group PLC                                        818,156          25
    130,500   Granada Group PLC                                     2,643,860          81
     24,800   HSBC Holdings PLC                                       777,640          24
     32,900   HSBC Holdings PLC (75P)                               1,061,147          32
     37,000   Imperial Chemical Industries PLC                        330,601          10
     87,600   National Westminster Bank PLC                         2,019,373          62
    143,000   Nycomed Amersham PLC                                  1,246,562          38
     34,900   Pearson PLC                                             794,944          24
     69,300   Reckitt & Colman PLC                                    750,095          23
    231,400   Scottish Power PLC                                    2,017,165          61
    352,516   Smithkline Beecham PLC                                5,084,610         155
    144,000   Standard Chartered PLC                                2,035,180          62
    251,907   Vodafone Group PLC                                    4,680,581         143
   --------------------------------------------------------------------------------------
                                                                   39,469,177       1,204
   --------------------------------------------------------------------------------------
              FRANCE--8.8%
      8,310   Alcatel Alsthom                                         955,462          29
     23,090   Axa-Uap                                               3,061,154          93
     21,180   Banque Nationale de Paris                             1,842,994          56
      7,990   Casino Guichard Perrachon                               709,058          22
     14,000   Compagnie de Saint Gobain                             2,221,817          68
   --------------------------------------------------------------------------------------

FIRST INVESTORS GLOBAL FUND, INC.
March 31, 1999

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
                                                                               $10,000 OF
     SHARES   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              FRANCE (continued)
     49,600   Michelin (CGDE) - Cl. "B"                          $  2,224,926     $    68
     28,820   Paribas                                               3,217,195          98
      6,900   Societe Generale                                      1,325,965          40
     19,020   Societe Nationale Elf Aquitane SA                     2,583,176          79
     11,800   *STMicroelectronics NV-NY Shs.                        1,146,075          35
     14,080   Suez Lyonnaise des Eaux                               2,605,412          79
     24,777   Total SA - Cl. "B"                                    3,052,089          93
     16,430   Vivendi SA                                            4,042,451         123
   --------------------------------------------------------------------------------------
                                                                   28,987,774         883
   --------------------------------------------------------------------------------------
              JAPAN--6.0%
     36,000   Bridgestone Corporation                                 918,011          28
     91,000   Eisai Company, Ltd.                                   1,901,756          58
     37,000   Fuji Photo Film                                       1,399,645          43
     12,900   Mabuchi Motor Company, Ltd.                             960,719          29
     27,200   Matsumotokiyoshi Company, Ltd.                        1,198,885          37
     16,000   Matsushita Communication Industrial Co., Ltd.         1,082,158          33
     59,000   NEC Corporation                                         709,913          22
     10,400   Nichiei Co., Ltd.                                       931,723          28
         35   NTT Mobile Communication Network, Inc.                1,728,869          53
    116,000   Olympus Optical Company, Ltd.                         1,527,991          47
      9,000   Rohm Company, Ltd.                                    1,075,319          33
     24,200   Sony Corporation                                      2,237,524          68
     30,000   Takeda Chemical Industries                            1,162,712          35
     15,900   Takefuji Corporation                                  1,221,734          37
    158,000   Toshiba Corporation                                   1,079,304          33
     20,000   Yamanouchi Pharmaceutical Co., Ltd.                     633,285          19
   --------------------------------------------------------------------------------------
                                                                   19,769,548         603
   --------------------------------------------------------------------------------------
              GERMANY--4.5%
      9,300   Allianz AG                                            2,831,359          86
     53,350   Bayer AG                                              1,998,604          61
     18,570   *DaimlerChrysler AG                                   1,615,883          49
     40,230   Hoechst AG                                            1,743,807          53
     30,630   Mannesmann AG                                         3,911,962         119
     38,480   Siemens AG                                            2,571,512          78
   --------------------------------------------------------------------------------------
                                                                   14,673,127         446
   --------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
                                                                               $10,000 OF
     SHARES   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              NETHERLANDS--4.4%
     30,300   Gucci Group NV - NY Reg. Shs.                      $  2,439,150     $    74
     52,969   ING Groep NV                                          2,919,311          89
     75,900   Koninklijke Ahold NV                                  2,908,928          89
     34,500   Koninklijke Philips Electronics NV                    2,810,226          86
     20,200   Royal Dutch Pertroleum Company                        1,074,040          33
     30,300   Unilever NV - CVA                                     2,105,010          64
   --------------------------------------------------------------------------------------
                                                                   14,256,665         435
   --------------------------------------------------------------------------------------
              AUSTRALIA--4.0%
    222,671   AMP, Ltd.                                             2,428,451          74
    289,263   Australian & New Zealand Banking Group, Ltd.          2,091,567          64
     86,090   Coles Myer, Ltd.                                        465,208          14
    174,129   News Corporation, Ltd.                                1,283,482          39
     17,500   News Corporation, Ltd. (ADR)                            516,250          16
  2,077,356   Pasminco, Ltd.                                        1,744,761          53
     91,740   Rio Tinto, Ltd.                                       1,276,687          39
    309,014   Telstra Corporation, Ltd. I/R                         1,610,900          49
    545,145   WMC, Ltd.                                             1,728,181          53
   --------------------------------------------------------------------------------------
                                                                   13,145,487         401
   --------------------------------------------------------------------------------------
              ITALY--3.5%
    365,800   *ENI SpA                                              2,330,014          71
    634,922   Telecom Italia SpA                                    6,744,944         206
    437,900   Unicredito Italiano SpA                               2,363,784          72
   --------------------------------------------------------------------------------------
                                                                   11,438,742         349
   --------------------------------------------------------------------------------------
              SPAIN--3.0%
     76,500   Banco Santander SA                                    1,569,199          48
     67,600   Endesa SA                                             1,706,295          52
     69,600   Endesa SA (ADR)                                       1,731,300          53
     54,588   Telefonica SA                                         2,315,486          71
     18,697   Telefonica SA (ADR)                                   2,388,542          73
   --------------------------------------------------------------------------------------
                                                                    9,710,822         297
   --------------------------------------------------------------------------------------
              CANADA--2.9%
     65,800   Canadian Imperial Bank                                1,687,626          51
     39,000   Canadian National Railway Company                     2,169,375          66
     52,900   *Newbridge Networks Corporation                       1,640,012          50
   --------------------------------------------------------------------------------------

FIRST INVESTORS GLOBAL FUND, INC.
March 31, 1999

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
                                                                               $10,000 OF
     SHARES   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              CANADA (continued)
     41,500   Seagram Company, Ltd.                              $  2,087,619     $    64
     40,300   Seagram Company, Ltd. - NY Reg. Shs.                  2,015,000          61
   --------------------------------------------------------------------------------------
                                                                    9,599,632         292
   --------------------------------------------------------------------------------------
              SWITZERLAND--2.8%
      3,620   Credit Suisse Group - Reg. Shs.                         675,035          21
      1,050   Holderbank Financiere Glarus AG                       1,174,076          36
        676   Nestle AG                                             1,228,136          37
        793   Novartis AG                                           1,291,217          39
        580   Novartis AG - Reg. Shares                               940,869          29
        110   Roche Holdings AG - Genussschein                      1,341,463          41
      6,690   *Swisscom AG                                          2,612,540          80
   --------------------------------------------------------------------------------------
                                                                    9,263,336         283
   --------------------------------------------------------------------------------------
              SWEDEN--2.4%
      7,400   Hennes & Mauritz AB - Cl. "B"                           557,947          17
    384,980   Nordbanken Holding AB                                 2,200,421          67
     66,280   Pharmacia & Upjohn (Swedish Dep. Shs.)                4,167,185         127
     32,040   Telefonaktiebolaget LM Ericsson - Cl. "B"               779,278          24
   --------------------------------------------------------------------------------------
                                                                    7,704,831         235
   --------------------------------------------------------------------------------------
              FINLAND--1.2%
     25,400   Nokia OYJ - Cl. "A"                                   4,088,596         125
   --------------------------------------------------------------------------------------
              IRELAND--1.0%
    190,150   Allied Irish Banks PLC                                3,278,324         100
   --------------------------------------------------------------------------------------
              HONG KONG--1.0%
    302,000   Cheung Kong Holdings, Ltd.                            2,299,215          70
    100,000   First Pacific Company, Ltd.                              60,003           2
    312,000   New World Development Company, Ltd.                     613,967          19
     39,000   Sun Hung Kai Properties                                 291,886           9
   --------------------------------------------------------------------------------------
                                                                    3,265,071         100
   --------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
                                                                                 INVESTED
                                                                                 FOR EACH
                                                                               $10,000 OF
     SHARES   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              BRAZIL--.8%
     41,500   *Embratel Participacoes SA (ADR)                   $    692,531     $    21
     12,700   Telecomunicacoes Brasileiras SA - Telebras (ADR)      1,023,938          31
     47,100   Telesp Participacoes S.A. (ADR)                         971,438          30
   --------------------------------------------------------------------------------------
                                                                    2,687,907          82
   --------------------------------------------------------------------------------------
              DENMARK--.5%
     23,820   Unidanmark A/S - Cl. "A"                              1,626,175          50
   --------------------------------------------------------------------------------------
              NEW ZEALAND--.4%
     35,000   Telecom Corporation of New Zealand, Ltd. (ADR)        1,365,000          42
   --------------------------------------------------------------------------------------
              MEXICO--.4%
     28,600   *Grupo Televisa SA (GDR)                                897,325          27
     23,400   Panamerican Beverages, Inc. (ADR) - Cl. "A"             410,963          13
   --------------------------------------------------------------------------------------
                                                                    1,308,288          40
   --------------------------------------------------------------------------------------
              CHINA--.3%
    592,800   *China Telecom, Ltd.                                    986,776          30
   --------------------------------------------------------------------------------------
              ARGENTINA--.3%
     30,800   YPF Sociedad Anonima (ADR)                              972,125          30
   --------------------------------------------------------------------------------------
              SINGAPORE--.3%
    139,000   Overseas Chinese Banking Corporation                    940,874          29
   --------------------------------------------------------------------------------------
TOTAL VALUE OF COMMON STOCKS (cost $230,350,272)                  310,653,321       9,473
   --------------------------------------------------------------------------------------
              PREFERRED STOCKS--.4%
              BRAZIL
  1,445,900   Banco Itau SA                                           733,497          22
  3,453,600   Petroleo Brasileiro SA                                  479,275          15
     23,000   *Vale Do Rio Doce - Cl. "B"                                  --          --
   --------------------------------------------------------------------------------------
TOTAL VALUE OF PREFERRED STOCKS (cost $1,101,369)                   1,212,772          37
--------------------------------------------------------------------------------------

FIRST INVESTORS GLOBAL FUND, INC.
March 31, 1999

-----------------------------------------------------------------------------------------
                                                                                   AMOUNT
   WARRANTS                                                                      INVESTED
         OR                                                                      FOR EACH
  PRINCIPAL                                                                    $10,000 OF
     AMOUNT   SECURITY                                                  VALUE  NET ASSETS
-----------------------------------------------------------------------------------------
              WARRANTS--.0%
              THAILAND
      5,800   *Siam Commercial Bank (exp. 12/31/02) (cost $0)    $         --     $    --
   --------------------------------------------------------------------------------------
              REPURCHASE AGREEMENT--4.5%
    $14,795M  SBC Warburg Dillon Read, Inc., 4.88%, 4/1/99,
                (collateralized by U.S. Treasury Bonds, due
                2/15/27, valued at $15,124,423)
                (cost $14,795,000)                                 14,795,000         451
   --------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $246,246,641)            99.6%   326,661,093       9,961
OTHER ASSETS, LESS LIABILITIES                              .4      1,286,242          39
--------------------------------------------------------------------------------------
NET ASSETS                                               100.0%  $327,947,335     $10,000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

FIRST INVESTORS GLOBAL FUND, INC.
March 31, 1999

Sector diversification of the portfolio was as follows:

--------------------------------------------------------------------
                                            PERCENTAGE
SECTOR                                   OF NET ASSETS         VALUE
--------------------------------------------------------------------
Banks..................................           12.9% $ 42,296,505
Drugs..................................            9.7    31,976,602
Telephone..............................            9.1    29,971,971
Retail.................................            6.2    20,446,257
Energy Sources.........................            6.2    20,383,348
Media..................................            5.8    18,890,277
Insurance..............................            5.2    17,204,273
Communication Equipment................            4.1    13,393,647
Travel & Leisure.......................            3.8    12,433,749
Food/Beverage/Tobacco..................            3.2    10,474,310
Electronics............................            3.0     9,893,523
Metals & Minerals......................            2.8     9,356,435
Household Products.....................            2.8     9,295,957
Medical Products.......................            2.1     6,880,984
Electrical Equipment...................            2.1     6,834,766
Computers & Office Equipment...........            2.1     6,754,332
Pipeline...............................            2.0     6,647,863
Software Services......................            2.0     6,636,825
Electric Utilities.....................            1.7     5,454,760
Business Services......................            1.5     4,787,669
Automotive.............................            1.4     4,758,820
Entertainment Products.................            1.1     3,637,169
Chemicals..............................             .8     2,562,702
Transportation.........................             .7     2,169,375
Financial Services.....................             .7     2,153,457
Energy Services........................             .5     1,721,363
Health Services........................             .5     1,586,969
Machinery & Manufacturing..............             .4     1,185,669
Aerospace/Defense......................             .4     1,170,663
Real Estate Companies..................             .3       905,853
Repurchase Agreement...................            4.5    14,795,000
--------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS                        99.6   326,661,093
OTHER ASSETS, LESS LIABILITIES                      .4     1,286,242
--------------------------------------------------------------------
NET ASSETS                                       100.0% $327,947,335
--------------------------------------------------------------------
--------------------------------------------------------------------

                       See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES
FIRST INVESTORS
March 31, 1999

-------------------------------------------------------------------
                                                           GROWTH &
                                         TOTAL RETURN        INCOME
-------------------------------------------------------------------
ASSETS
Investment in securities:
  At identified cost...................  $ 78,869,375  $292,588,921
                                         ------------  ------------
                                         ------------  ------------
  At value (Note 1A)...................  $ 93,841,396  $419,824,163
Cash (overdraft).......................       458,080       584,502
Receivables:
  Investment securities sold...........       524,825     2,294,482
  Dividends and interest...............       505,182       482,486
  Shares sold..........................       260,537     2,146,552
  Forward currency contracts (Note
    4).................................            --            --
  From investment adviser..............            --            --
Other assets...........................            --            --
                                         ------------  ------------
Total Assets...........................    95,590,020   425,332,185
                                         ------------  ------------
LIABILITIES
Payables:
  Investment securities purchased......            --     6,188,805
  Shares redeemed......................       188,280       736,871
Accrued advisory fee...................        58,821       251,416
Accrued expenses.......................        34,250        90,405
                                         ------------  ------------
Total Liabilities......................       281,351     7,267,497
                                         ------------  ------------
NET ASSETS.............................  $ 95,308,669  $418,064,688
                                         ------------  ------------
                                         ------------  ------------
NET ASSETS CONSIST OF:
Capital paid in........................  $ 77,893,203  $270,384,048
Accumulated net investment income
  (deficit)............................       513,596        33,473
Accumulated net realized gain (loss) on
  investments and foreign currency
  transactions.........................     1,929,849    20,411,925
Net unrealized appreciation of
  investments and foreign currency
  transactions.........................    14,972,021   127,235,242
                                         ------------  ------------
Total..................................  $ 95,308,669  $418,064,688
                                         ------------  ------------
                                         ------------  ------------
NET ASSETS:
  Class A..............................  $ 88,506,575  $352,179,293
  Class B..............................  $  6,802,094  $ 65,885,395
SHARES OUTSTANDING (Note 5):
  Class A..............................     5,993,036    22,872,351
  Class B..............................       465,988     4,344,874
NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE  - CLASS A.................  $      14.77  $      15.40
                                               ------        ------
                                               ------        ------
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A
  (Net asset value/.9375)*.............  $      15.75  $      16.43
                                               ------        ------
                                               ------        ------
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE  -
  CLASS B (Note 5).....................  $      14.60  $      15.16
                                               ------        ------
                                               ------        ------

* On purchases of $25,000 or more, the sales charge is reduced.

                       See notes to financial statements

-----------------------------------------------------------------------------------------------------------------------
                                                          UTILITIES      MID-CAP     SPECIAL      FOCUSED
                                            BLUE CHIP        INCOME  OPPORTUNITY  SITUATIONS       EQUITY        GLOBAL
-----------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in securities:
  At identified cost...................  $370,850,683  $123,652,085  $40,008,442  $192,546,847 $14,560,421 $246,246,641
                                         ------------  ------------  -----------  ----------  -----------  ------------
                                         ------------  ------------  -----------  ----------  -----------  ------------
  At value (Note 1A)...................  $525,683,843  $153,411,747  $48,030,602  $201,752,622 $14,694,975 $326,661,093
Cash (overdraft).......................       452,564     1,992,896      408,821     839,200    2,109,966      (108,742)
Receivables:
  Investment securities sold...........     2,893,043       383,849    1,696,541     682,029      280,594    12,833,941
  Dividends and interest...............       570,524       465,582       27,656      47,138        1,684       858,467
  Shares sold..........................     1,029,074       205,235      116,159     273,079    2,528,342       234,655
  Forward currency contracts (Note
    4).................................            --            --           --          --           --         7,745
  From investment adviser..............            --            --           --          --       29,452            --
Other assets...........................            --            --           --          --           --        20,335
                                         ------------  ------------  -----------  ----------  -----------  ------------
Total Assets...........................   530,629,048   156,459,309   50,279,779  203,594,068  19,645,013   340,507,494
                                         ------------  ------------  -----------  ----------  -----------  ------------
LIABILITIES
Payables:
  Investment securities purchased......     8,167,924     2,724,220    1,522,982     945,242    2,611,430    11,334,235
  Shares redeemed......................     1,085,443       150,296      210,407   1,349,151        8,500       782,823
Accrued advisory fee...................       324,968        96,110       29,284     126,520        2,511       268,334
Accrued expenses.......................       125,712        49,779       22,265      78,694       21,824       174,767
                                         ------------  ------------  -----------  ----------  -----------  ------------
Total Liabilities......................     9,704,047     3,020,405    1,784,938   2,499,607    2,644,265    12,560,159
                                         ------------  ------------  -----------  ----------  -----------  ------------
NET ASSETS.............................  $520,925,001  $153,438,904  $48,494,841  $201,094,461 $17,000,748 $327,947,335
                                         ------------  ------------  -----------  ----------  -----------  ------------
                                         ------------  ------------  -----------  ----------  -----------  ------------
NET ASSETS CONSIST OF:
Capital paid in........................  $339,804,527  $119,415,972  $38,145,049  $173,503,057 $16,882,645 $235,477,063
Accumulated net investment income
  (deficit)............................      (159,411)      649,635     (144,438)   (958,354)      (1,673)     (885,573)
Accumulated net realized gain (loss) on
  investments and foreign currency
  transactions.........................    26,446,725     3,613,635    2,472,070  19,343,983      (14,778)   12,940,652
Net unrealized appreciation of
  investments and foreign currency
  transactions.........................   154,833,160    29,759,662    8,022,160   9,205,775      134,554    80,415,193
                                         ------------  ------------  -----------  ----------  -----------  ------------
Total..................................  $520,925,001  $153,438,904  $48,494,841  $201,094,461 $17,000,748 $327,947,335
                                         ------------  ------------  -----------  ----------  -----------  ------------
                                         ------------  ------------  -----------  ----------  -----------  ------------
NET ASSETS:
  Class A..............................  $457,880,534  $135,677,153  $42,399,735  $182,227,887 $14,275,573 $312,102,314
  Class B..............................  $ 63,044,467  $ 17,761,751  $ 6,095,106  $18,866,574 $ 2,725,175  $ 15,845,021
SHARES OUTSTANDING (Note 5):
  Class A..............................    17,111,146    17,570,165    2,148,178   8,631,710    1,415,182    40,115,379
  Class B..............................     2,395,344     2,330,761      317,772     922,098      270,188     2,088,908
NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE  - CLASS A.................  $      26.76  $       7.72  $     19.74  $    21.11  $     10.09  $       7.78
                                               ------         -----  -----------  ----------  -----------         -----
                                               ------         -----  -----------  ----------  -----------         -----
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A
  (Net asset value/.9375)*.............  $      28.54  $       8.23  $     21.06  $    22.52  $     10.76  $       8.30
                                               ------         -----  -----------  ----------  -----------         -----
                                               ------         -----  -----------  ----------  -----------         -----
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE  -
  CLASS B (Note 5).....................  $      26.32  $       7.62  $     19.18  $    20.46  $     10.09  $       7.59
                                               ------         -----  -----------  ----------  -----------         -----
                                               ------         -----  -----------  ----------  -----------         -----

* On purchases of $25,000 or more, the sales charge is reduced.

                       See notes to financial statements

STATEMENT OF OPERATIONS
FIRST INVESTORS
Six Months Ended March 31, 1999

------------------------------------------------------------------
                                               TOTAL      GROWTH &
                                              RETURN        INCOME
------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Dividends............................  $   336,102  $  2,352,577
  Interest.............................    1,190,161       659,694
                                         -----------  ------------
Total income...........................    1,526,263     3,012,271
                                         -----------  ------------
Expenses (Notes 1 and 3):
  Advisory fee.........................      433,449     1,355,681
  Shareholder servicing costs..........      121,279       470,712
  Distribution plan expenses - Class
    A..................................      121,732       463,641
  Distribution plan expenses - Class
    B..................................       27,678       274,918
  Reports and notices to
    shareholders.......................       10,643        23,342
  Professional fees....................       13,844        57,821
  Custodian fees and expenses..........       13,310        14,418
  Other expenses.......................        7,008        39,753
                                         -----------  ------------
Total expenses.........................      748,943     2,700,286
Less: Expenses waived or assumed.......     (108,362)           --
     Custodian fees paid indirectly....       (7,123)           --
                                         -----------  ------------
Net expenses...........................      633,458     2,700,286
                                         -----------  ------------
Net investment income (loss)...........      892,805       311,985
                                         -----------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS (Note 2):
Net realized gain (loss) on investments
  and foreign currency transactions....    1,935,350    20,413,898
Net unrealized appreciation of
  investments and foreign currency
  transactions.........................    8,096,265    58,083,448
                                         -----------  ------------
Net gain from investments and foreign
  currency transactions................   10,031,615    78,497,346
                                         -----------  ------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS......................  $10,924,420  $ 78,809,331
                                         -----------  ------------
                                         -----------  ------------

* From March 22, 1999 (commencement of operations) to March 31, 1999. + Net of $77,431 foreign taxes withheld.

                       See notes to financial statements

-----------------------------------------------------------------------------------------------------------------------
                                                                                          FOCUSED
                                                      UTILITIES      MID-CAP     SPECIAL   EQUITY
                                         BLUE CHIP       INCOME  OPPORTUNITY  SITUATIONS        *                GLOBAL
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
  Dividends............................  $2,814,167 $ 2,052,344  $   130,398  $  349,512  $ 1,684  $          1,698,910+
  Interest.............................    624,293      288,750       65,250     332,616    2,847               365,938
                                         ---------  -----------  -----------  ----------  -------  --------------------
Total income...........................  3,438,460    2,341,094      195,648     682,128    4,531             2,064,848
                                         ---------  -----------  -----------  ----------  -------  --------------------
Expenses (Notes 1 and 3):
  Advisory fee.........................  2,065,347      551,833      214,572   1,007,174    2,511             1,536,802
  Shareholder servicing costs..........    580,815      194,554       76,908     425,346   21,643               490,236
  Distribution plan expenses - Class
    A..................................    641,612      196,189       56,473     277,501      856               442,489
  Distribution plan expenses - Class
    B..................................    283,176       81,815       26,330      92,567      493                70,706
  Reports and notices to
    shareholders.......................     47,297       12,839        3,602      32,061       --                38,279
  Professional fees....................     50,393       17,120       10,929      23,172       --                38,352
  Custodian fees and expenses..........     20,372       19,012       13,726      23,685       --               159,617
  Other expenses.......................     46,535       18,046        1,939      10,543       --                28,232
                                         ---------  -----------  -----------  ----------  -------  --------------------
Total expenses.........................  3,735,547    1,091,408      404,479   1,892,049   25,503             2,804,713
Less: Expenses waived or assumed.......   (250,000)          --      (53,643)   (244,001) (19,299)                   --
     Custodian fees paid indirectly....     (4,865)     (13,775)     (10,750)     (7,566)      --                    --
                                         ---------  -----------  -----------  ----------  -------  --------------------
Net expenses...........................  3,480,682    1,077,633      340,086   1,640,482    6,204             2,804,713
                                         ---------  -----------  -----------  ----------  -------  --------------------
Net investment income (loss)...........    (42,222)   1,263,461     (144,438)   (958,354)  (1,673)             (739,865)
                                         ---------  -----------  -----------  ----------  -------  --------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS (Note 2):
Net realized gain (loss) on investments
  and foreign currency transactions....  26,500,363   4,214,731    6,323,216  24,403,573  (14,778)           12,987,504
Net unrealized appreciation of
  investments and foreign currency
  transactions.........................  69,703,506   4,785,663    6,379,233   8,612,434  134,554            53,438,629
                                         ---------  -----------  -----------  ----------  -------  --------------------
Net gain from investments and foreign
  currency transactions................  96,203,869   9,000,394   12,702,449  33,016,007  119,776            66,426,133
                                         ---------  -----------  -----------  ----------  -------  --------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS......................  $96,161,647 $10,263,855 $12,558,011  $32,057,653 $118,103 $         65,686,268
                                         ---------  -----------  -----------  ----------  -------  --------------------
                                         ---------  -----------  -----------  ----------  -------  --------------------

* From March 22, 1999 (commencement of operations) to March 31, 1999. + Net of $77,431 foreign taxes withheld.

                       See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
FIRST INVESTORS

------------------------------------------------------------------------------
                                                     TOTAL RETURN
                                         -------------------------------------
                                             10/1/98       1/1/98       1/1/97
                                                  TO           TO           TO
                                             3/31/99      9/30/98     12/31/97
---------------------------------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
  Net investment income (loss).........  $   892,805  $ 1,191,123  $ 1,214,000
  Net realized gain on investments.....    1,935,350    6,468,239    5,053,532
  Net unrealized appreciation
    (depreciation) of investments......    8,096,265   (4,386,811)   3,974,842
                                         -----------  -----------  -----------
    Net increase (decrease) in net
      assets resulting from
      operations.......................   10,924,420    3,272,551   10,242,374
                                         -----------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income - Class A......     (918,919)    (642,040)  (1,227,991)
  Net investment income - Class B......      (45,612)     (18,789)     (26,544)
  Net realized gains - Class A.........   (6,072,779)          --   (4,841,852)
  Net realized gains - Class B.........     (367,813)          --     (184,600)
                                         -----------  -----------  -----------
    Total distributions................   (7,405,123)    (660,829)  (6,280,987)
                                         -----------  -----------  -----------
SHARE TRANSACTIONS*
Class A:
  Proceeds from shares sold............   11,088,468   10,008,749    9,720,765
  Reinvestment of distributions........    6,944,559      636,265    6,023,569
  Cost of shares redeemed..............   (5,453,460)  (7,257,300)  (9,501,874)
                                         -----------  -----------  -----------
                                          12,579,567    3,387,714    6,242,460
                                         -----------  -----------  -----------
Class B:
  Proceeds from shares sold............    2,384,598    1,905,526    1,430,563
  Reinvestment of distributions........      410,293       18,442      207,161
  Cost of shares redeemed..............     (345,060)    (397,593)    (169,088)
                                         -----------  -----------  -----------
                                           2,449,831    1,526,375    1,468,636
                                         -----------  -----------  -----------
  Net increase from share
    transactions.......................   15,029,398    4,914,089    7,711,096
                                         -----------  -----------  -----------
    Net increase in net assets.........   18,548,695    7,525,811   11,672,483
NET ASSETS
  Beginning of period..................   76,759,974   69,234,163   57,561,680
                                         -----------  -----------  -----------
  End of period+.......................  $95,308,669  $76,759,974  $69,234,163
                                         -----------  -----------  -----------
                                         -----------  -----------  -----------
+Includes accumulated net investment
 income
 (deficit) of..........................  $   513,596  $   585,322  $    55,028
                                         -----------  -----------  -----------
                                         -----------  -----------  -----------
*SHARES ISSUED AND REDEEMED
Class A:
  Sold.................................      773,463      692,647      683,584
  Issued for distributions
    reinvested.........................      509,257       42,650      437,106
  Redeemed.............................     (380,681)    (500,175)    (680,904)
                                         -----------  -----------  -----------
  Net increase in Class A shares
    outstanding........................      902,039      235,122      439,786
                                         -----------  -----------  -----------
                                         -----------  -----------  -----------
Class B:
  Sold.................................      168,859      132,731      100,991
  Issued for distributions
    reinvested.........................       30,423        1,245       15,167
  Redeemed.............................      (24,379)     (27,765)     (12,388)
                                         -----------  -----------  -----------
  Net increase in Class B shares
    outstanding........................      174,903      106,211      103,770
                                         -----------  -----------  -----------
                                         -----------  -----------  -----------

                       See notes to financial statements

---------------------------------------------------------------------------------------------------------------------------
                                                     GROWTH & INCOME                              BLUE CHIP
                                         ----------------------------------------  ----------------------------------------
                                              10/1/98       11/1/97       11/1/96       10/1/98        1/1/98        1/1/97
                                                   TO            TO            TO            TO            TO            TO
                                              3/31/99       9/30/98      10/31/97       3/31/99       9/30/98      12/31/97
---------------------------------------  ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income (loss).........  $    311,985  $    975,590  $    815,670  $    (42,222) $    518,636  $  1,132,054
  Net realized gain on investments.....    20,413,898        60,194     5,328,547    26,500,363    12,979,954    26,645,071
  Net unrealized appreciation
    (depreciation) of investments......    58,083,448    15,489,708    31,106,647    69,703,506   (22,977,214)   44,536,413
                                         ------------  ------------  ------------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets resulting from
     operations........................    78,809,331    16,525,492    37,250,864    96,161,647    (9,478,624)   72,313,538
                                         ------------  ------------  ------------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income - Class A......      (770,661)     (474,191)     (817,347)     (317,918)     (476,685)   (1,008,850)
  Net investment income - Class B......        (7,808)           --       (14,650)           --            --            --
  Net realized gains - Class A.........       (42,283)   (4,666,252)   (2,000,523)  (12,371,853)           --   (23,224,732)
  Net realized gains - Class B.........        (7,315)     (666,704)     (234,403)   (1,609,894)           --    (2,472,186)
                                         ------------  ------------  ------------  ------------  ------------  ------------
    Total distributions................      (828,067)   (5,807,147)   (3,066,923)  (14,299,665)     (476,685)  (26,705,768)
                                         ------------  ------------  ------------  ------------  ------------  ------------
SHARE TRANSACTIONS*
Class A:
  Proceeds from shares sold............    50,099,679    78,231,913    69,592,366    35,592,192    63,584,545    83,933,830
  Reinvestment of distributions........       798,440     5,089,594     2,780,887    12,531,573       469,526    23,979,379
  Cost of shares redeemed..............   (22,687,013)  (29,473,440)  (20,987,333)  (31,154,246)  (38,294,869)  (39,561,111)
                                         ------------  ------------  ------------  ------------  ------------  ------------
                                           28,211,106    53,848,067    51,385,920    16,969,519    25,759,202    68,352,098
                                         ------------  ------------  ------------  ------------  ------------  ------------
Class B:
  Proceeds from shares sold............    14,027,458    18,528,954    12,978,761     8,642,850    16,422,338    17,001,914
  Reinvestment of distributions........        15,078       662,444       246,352     1,601,695            --     2,448,261
  Cost of shares redeemed..............    (2,788,454)   (3,893,425)   (2,077,855)   (3,061,550)   (5,068,439)   (2,520,555)
                                         ------------  ------------  ------------  ------------  ------------  ------------
                                           11,254,082    15,297,973    11,147,258     7,182,995    11,353,899    16,929,620
                                         ------------  ------------  ------------  ------------  ------------  ------------
  Net increase from share
    transactions.......................    39,465,188    69,146,040    62,533,178    24,152,514    37,113,101    85,281,718
                                         ------------  ------------  ------------  ------------  ------------  ------------
    Net increase in net assets.........   117,446,452    79,864,385    96,717,119   106,014,496    27,157,792   130,889,488
NET ASSETS
  Beginning of period..................   300,618,236   220,753,851   124,036,732   414,910,505   387,752,713   256,863,225
                                         ------------  ------------  ------------  ------------  ------------  ------------
  End of period+.......................  $418,064,688  $300,618,236  $220,753,851  $520,925,001  $414,910,505  $387,752,713
                                         ------------  ------------  ------------  ------------  ------------  ------------
                                         ------------  ------------  ------------  ------------  ------------  ------------
+Includes accumulated net investment
  income
  (deficit) of.........................  $     33,473  $    499,957  $         --  $   (159,411) $    200,729  $    158,778
                                         ------------  ------------  ------------  ------------  ------------  ------------
                                         ------------  ------------  ------------  ------------  ------------  ------------
*SHARES ISSUED AND REDEEMED
Class A:
  Sold.................................     3,485,784     6,064,102     6,493,708     1,405,564     2,600,224     3,767,172
  Issued for distributions
    reinvested.........................        58,916       419,923       283,146       536,723        18,220     1,051,211
  Redeemed.............................    (1,596,798)   (2,288,057)   (1,962,857)   (1,234,958)   (1,570,204)   (1,783,673)
                                         ------------  ------------  ------------  ------------  ------------  ------------
  Net increase in Class A shares
    outstanding........................     1,947,902     4,195,968     4,813,997       707,329     1,048,240     3,034,710
                                         ------------  ------------  ------------  ------------  ------------  ------------
                                         ------------  ------------  ------------  ------------  ------------  ------------
Class B:
  Sold.................................       999,313     1,449,761     1,213,405       348,614       674,423       764,680
  Issued for distributions
    reinvested.........................         1,096        55,714        25,769        69,604            --       108,187
  Redeemed.............................      (201,381)     (305,374)     (195,408)     (124,342)     (209,618)     (114,584)
                                         ------------  ------------  ------------  ------------  ------------  ------------
  Net increase in Class B shares
    outstanding........................       799,028     1,200,101     1,043,766       293,876       464,805       758,283
                                         ------------  ------------  ------------  ------------  ------------  ------------
                                         ------------  ------------  ------------  ------------  ------------  ------------

                       See notes to financial statements

FIRST INVESTORS

---------------------------------------------------------------------------------
                                                     UTILITIES INCOME
                                         ----------------------------------------
                                              10/1/98       11/1/97       11/1/96
                                                   TO            TO            TO
                                              3/31/99       9/30/98      10/31/97
---------------------------------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income (loss).........  $  1,263,461  $  2,407,392  $  3,269,947
  Net realized gain (loss) on
    investments........................     4,214,731     6,230,833     7,342,477
  Net unrealized appreciation
    (depreciation) of investments......     4,785,663     9,091,432     2,774,850
                                         ------------  ------------  ------------
    Net increase (decrease) in net
      assets resulting from
      operations.......................    10,263,855    17,729,657    13,387,274
                                         ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income - Class A......    (1,167,267)   (2,069,737)   (2,954,931)
  Net investment income - Class B......       (93,720)     (153,775)     (187,678)
  Net realized gains - Class A.........    (6,073,957)   (5,411,740)           --
  Net realized gains - Class B.........      (729,449)     (505,229)           --
                                         ------------  ------------  ------------
    Total distributions................    (8,064,393)   (8,140,481)   (3,142,609)
                                         ------------  ------------  ------------
SHARE TRANSACTIONS*
Class A:
  Proceeds from shares sold............    13,144,688    18,892,681    13,294,852
  Reinvestment of distributions........     7,058,652     7,290,097     2,837,444
  Cost of shares redeemed..............    (9,091,130)  (14,230,724)  (27,788,751)
                                         ------------  ------------  ------------
                                           11,112,210    11,952,054   (11,656,455)
                                         ------------  ------------  ------------
Class B:
  Proceeds from shares sold............     3,512,278     4,565,543     2,798,462
  Reinvestment of distributions........       818,304       654,659       182,590
  Cost of shares redeemed..............    (1,023,977)   (1,112,670)   (2,096,554)
                                         ------------  ------------  ------------
                                            3,306,605     4,107,532       884,498
                                         ------------  ------------  ------------
  Net increase (decrease) from share
    transactions.......................    14,418,815    16,059,586   (10,771,957)
                                         ------------  ------------  ------------
    Net increase (decrease) in net
      assets...........................    16,618,277    25,648,762      (527,292)
NET ASSETS
  Beginning of period..................   136,820,627   111,171,865   111,699,157
                                         ------------  ------------  ------------
  End of period+.......................  $153,438,904  $136,820,627  $111,171,865
                                         ------------  ------------  ------------
                                         ------------  ------------  ------------
+Includes accumulated net investment
  income
  (deficit) of.........................  $    649,635  $    647,161  $    463,281
                                         ------------  ------------  ------------
                                         ------------  ------------  ------------
*SHARES ISSUED AND REDEEMED
Class A:
  Sold.................................     1,718,582     2,495,558     1,993,525
  Issued for distributions
    reinvested.........................       950,378       998,117       423,434
  Redeemed.............................    (1,190,134)   (1,889,537)   (4,158,047)
                                         ------------  ------------  ------------
  Net increase (decrease) in Class A
    shares outstanding.................     1,478,826     1,604,138    (1,741,088)
                                         ------------  ------------  ------------
                                         ------------  ------------  ------------
Class B:
  Sold.................................       466,924       605,451       422,620
  Issued for distributions
    reinvested.........................       111,584        90,925        27,429
  Redeemed.............................      (135,691)     (149,886)     (315,946)
                                         ------------  ------------  ------------
  Net increase in Class B shares
    outstanding........................       442,817       546,490       134,103
                                         ------------  ------------  ------------
                                         ------------  ------------  ------------

                       See notes to financial statements

------------------------------------------------------------------------------------------------------------------------
                                                  MID-CAP OPPORTUNITY                      SPECIAL SITUATIONS
                                         -------------------------------------  ----------------------------------------
                                             10/1/98      11/1/97      11/1/96       10/1/98        1/1/98        1/1/97
                                                  TO           TO           TO            TO            TO            TO
                                             3/31/99      9/30/98     10/31/97       3/31/99       9/30/98      12/31/97
---------------------------------------  -----------  -----------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income (loss).........  $  (144,438) $  (105,026) $   (58,391) $   (958,354) $   (612,879) $   (937,036)
  Net realized gain (loss) on
    investments........................    6,323,216   (3,844,115)   1,997,140    24,403,573    (5,056,550)   17,709,890
  Net unrealized appreciation
    (depreciation) of investments......    6,379,233   (2,909,788)   3,087,322     8,612,434   (37,274,025)   10,188,540
                                         -----------  -----------  -----------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets resulting from
     operations........................   12,558,011   (6,858,929)   5,026,071    32,057,653   (42,943,454)   26,961,394
                                         -----------  -----------  -----------  ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income - Class A......           --           --      (36,607)           --            --            --
  Net investment income - Class B......           --           --           --            --            --            --
  Net realized gains - Class A.........           --   (1,720,339)    (673,761)           --            --   (15,341,882)
  Net realized gains - Class B.........           --     (204,066)     (52,869)           --            --    (1,322,522)
                                         -----------  -----------  -----------  ------------  ------------  ------------
    Total distributions................           --   (1,924,405)    (763,237)           --            --   (16,664,404)
                                         -----------  -----------  -----------  ------------  ------------  ------------
SHARE TRANSACTIONS*
Class A:
  Proceeds from shares sold............    4,602,121   14,851,341   10,263,593    17,071,298    31,611,943    41,394,544
  Reinvestment of distributions........           --    1,703,247      696,970            --            --    14,688,933
  Cost of shares redeemed..............   (3,672,499)  (4,664,684)  (3,053,623)  (24,019,968)  (26,829,523)  (30,181,586)
                                         -----------  -----------  -----------  ------------  ------------  ------------
                                             929,622   11,889,904    7,906,940    (6,948,670)    4,782,420    25,901,891
                                         -----------  -----------  -----------  ------------  ------------  ------------
Class B:
  Proceeds from shares sold............      770,942    2,511,193    1,556,469     3,197,599     5,096,254     6,513,410
  Reinvestment of distributions........           --      203,911       52,868            --            --     1,315,908
  Cost of shares redeemed..............     (329,963)    (497,826)    (183,075)   (2,398,601)   (2,440,295)   (1,904,821)
                                         -----------  -----------  -----------  ------------  ------------  ------------
                                             440,979    2,217,278    1,426,262       798,998     2,655,959     5,924,497
                                         -----------  -----------  -----------  ------------  ------------  ------------
  Net increase (decrease) from share
    transactions.......................    1,370,601   14,107,182    9,333,202    (6,149,672)    7,438,379    31,826,388
                                         -----------  -----------  -----------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets............................   13,928,612    5,323,848   13,596,036    25,907,981   (35,505,075)   42,123,378
NET ASSETS
  Beginning of period..................   34,566,229   29,242,381   15,646,345   175,186,480   210,691,555   168,568,177
                                         -----------  -----------  -----------  ------------  ------------  ------------
  End of period+.......................  $48,494,841  $34,566,229  $29,242,381  $201,094,461  $175,186,480  $210,691,555
                                         -----------  -----------  -----------  ------------  ------------  ------------
                                         -----------  -----------  -----------  ------------  ------------  ------------
+Includes accumulated net investment
  income
  (deficit) of.........................  $  (144,438) $        --  $        --  $   (958,354) $         --  $         --
                                         -----------  -----------  -----------  ------------  ------------  ------------
                                         -----------  -----------  -----------  ------------  ------------  ------------
*SHARES ISSUED AND REDEEMED
Class A:
  Sold.................................      262,801      845,064      610,878       829,640     1,427,349     1,821,611
  Issued for distributions
    reinvested.........................           --       97,719       45,613            --            --       662,260
  Redeemed.............................     (208,037)    (265,776)    (187,193)   (1,163,405)   (1,215,191)   (1,367,038)
                                         -----------  -----------  -----------  ------------  ------------  ------------
  Net increase (decrease) in Class A
    shares outstanding.................       54,764      677,007      469,298      (333,765)      212,158     1,116,833
                                         -----------  -----------  -----------  ------------  ------------  ------------
                                         -----------  -----------  -----------  ------------  ------------  ------------
Class B:
  Sold.................................       44,684      147,503       92,935       159,157       234,967       287,155
  Issued for distributions
    reinvested.........................           --       11,931        3,501            --            --        60,669
  Redeemed.............................      (19,303)     (29,310)     (11,554)     (119,140)     (113,798)      (87,818)
                                         -----------  -----------  -----------  ------------  ------------  ------------
  Net increase in Class B shares
    outstanding........................       25,381      130,124       84,882        40,017       121,169       260,006
                                         -----------  -----------  -----------  ------------  ------------  ------------
                                         -----------  -----------  -----------  ------------  ------------  ------------

                       See notes to financial statements

FIRST INVESTORS

-------------------------------------------------------
                                         FOCUSED EQUITY
                                         --------------
                                                3/22/99
                                                     **
                                                     TO
                                                3/31/99
---------------------------------------  --------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income (loss).........  $       (1,673)
  Net realized gain (loss) on
    investments and foreign currency
    transactions.......................         (14,778)
  Net unrealized appreciation
    (depreciation) of investments and
    foreign currency transactions......         134,554
                                         --------------
    Net increase (decrease) in net
      assets resulting from
      operations.......................         118,103
                                         --------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income - Class A......              --
  Net investment income - Class B......              --
  Net realized gains - Class A.........              --
  Net realized gains - Class B.........              --
                                         --------------
    Total distributions................              --
                                         --------------
SHARE TRANSACTIONS*
Class A:
  Proceeds from shares sold............      14,182,993
  Reinvestment of distributions........              --
  Cost of shares redeemed..............          (8,500)
                                         --------------
                                             14,174,493
                                         --------------
Class B:
  Proceeds from shares sold............       2,708,152
  Reinvestment of distributions........              --
  Cost of shares redeemed..............              --
                                         --------------
                                              2,708,152
                                         --------------
  Net increase (decrease) from share
    transactions.......................      16,882,645
                                         --------------
    Net increase (decrease) in net
      assets...........................      17,000,748
NET ASSETS
  Beginning of period..................              --
                                         --------------
  End of period+.......................  $   17,000,748
                                         --------------
                                         --------------
+Includes accumulated deficit in net
  investment income of.................  $       (1,673)
                                         --------------
                                         --------------
*SHARES ISSUED AND REDEEMED
Class A:
  Sold.................................       1,416,020
  Issued for distributions
    reinvested.........................              --
  Redeemed.............................            (838)
                                         --------------
  Net increase (decrease) in Class A
    shares outstanding.................       1,415,182
                                         --------------
                                         --------------
Class B:
  Sold.................................         270,188
  Issued for distributions
    reinvested.........................              --
  Redeemed.............................              --
                                         --------------
  Net increase in Class B shares
    outstanding........................         270,188
                                         --------------
                                         --------------

** Commencement of operations

                       See notes to financial statements

---------------------------------------------------------------------------------
                                                          GLOBAL
                                         ----------------------------------------
                                              10/1/98        1/1/98        1/1/97
                                                   TO            TO            TO
                                              3/31/99       9/30/98      12/31/97
---------------------------------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS
  Net investment income (loss).........  $   (739,865) $    209,920  $  1,128,454
  Net realized gain (loss) on
    investments and foreign currency
    transactions.......................    12,987,504     8,576,598    21,938,853
  Net unrealized appreciation
    (depreciation) of investments and
    foreign currency transactions......    53,438,629   (11,823,004)   (1,723,731)
                                         ------------  ------------  ------------
    Net increase (decrease) in net
     assets resulting from
     operations........................    65,686,268    (3,036,486)   21,343,576
                                         ------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income - Class A......      (122,828)           --    (1,053,231)
  Net investment income - Class B......            --            --            --
  Net realized gains - Class A.........    (3,199,287)           --   (26,486,799)
  Net realized gains - Class B.........      (150,049)           --    (1,019,942)
                                         ------------  ------------  ------------
    Total distributions................    (3,472,164)           --   (28,559,972)
                                         ------------  ------------  ------------
SHARE TRANSACTIONS*
Class A:
  Proceeds from shares sold............    13,042,694    25,307,313    35,195,348
  Reinvestment of distributions........     3,187,812            --    27,005,495
  Cost of shares redeemed..............   (24,893,358)  (38,607,860)  (41,510,319)
                                         ------------  ------------  ------------
                                           (8,662,852)  (13,300,547)   20,690,524
                                         ------------  ------------  ------------
Class B:
  Proceeds from shares sold............     2,331,463     3,446,279     5,760,337
  Reinvestment of distributions........       149,378            --     1,014,030
  Cost of shares redeemed..............    (1,288,310)   (1,621,778)     (964,600)
                                         ------------  ------------  ------------
                                            1,192,531     1,824,501     5,809,767
                                         ------------  ------------  ------------
  Net increase (decrease) from share
    transactions.......................    (7,470,321)  (11,476,046)   26,500,291
                                         ------------  ------------  ------------
    Net increase (decrease) in net
     assets............................    54,743,783   (14,512,532)   19,283,895
NET ASSETS
  Beginning of period..................   273,203,552   287,716,084   268,432,189
                                         ------------  ------------  ------------
  End of period+.......................  $327,947,335  $273,203,552  $287,716,084
                                         ------------  ------------  ------------
                                         ------------  ------------  ------------
+Includes accumulated deficit in net
  investment income of.................  $   (885,573) $    (22,880) $    (92,005)
                                         ------------  ------------  ------------
                                         ------------  ------------  ------------
*SHARES ISSUED AND REDEEMED
Class A:
  Sold.................................     1,806,445     3,513,532     4,989,223
  Issued for distributions
    reinvested.........................       462,757            --     4,213,026
  Redeemed.............................    (3,450,586)   (5,437,027)   (5,897,153)
                                         ------------  ------------  ------------
  Net increase (decrease) in Class A
    shares outstanding.................    (1,181,384)   (1,923,495)    3,305,096
                                         ------------  ------------  ------------
                                         ------------  ------------  ------------
Class B:
  Sold.................................       332,217       492,513       820,925
  Issued for distributions
    reinvested.........................        22,262            --       160,702
  Redeemed.............................      (185,911)     (236,454)     (138,029)
                                         ------------  ------------  ------------
  Net increase in Class B shares
    outstanding........................       168,568       256,059       843,598
                                         ------------  ------------  ------------
                                         ------------  ------------  ------------

** Commencement of operations

                       See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES--First Investors Total Return Fund, First Investors Blue Chip Fund and First Investors Special Situations Fund, each a series of First Investors Series Fund ("Series Fund"), a Massachusetts business trust; First Investors Growth & Income Fund, First Investors Utilities Income Fund, First Investors Mid-Cap Opportunity Fund and First Investors Focused Equity Fund, each a series of First Investors Series Fund II, Inc. ("Series Fund II"), a Maryland corporation; and First Investors Global Fund, Inc. ("Global Fund"), a Maryland corporation, are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies, with the exception of First Investors Focused Equity Fund, which is registered as a non-diversified investment company. Each fund accounts separately for the assets, liabilities, and operations of the fund. Series Fund offers two additional series which are not included in this report. The objective of each Fund is as follows:

TOTAL RETURN FUND seeks high, long-term total investment return consistent with moderate investment risk.

GROWTH & INCOME FUND seeks long-term growth of capital and current income.

BLUE CHIP FUND seeks high total investment return consistent with the preservation of capital.

UTILITIES INCOME FUND primarily seeks high current income and secondarily long-term capital appreciation.

MID-CAP OPPORTUNITY FUND seeks long-term capital growth.

SPECIAL SITUATIONS FUND seeks long-term growth of capital.

FOCUSED EQUITY FUND seeks capital appreciation.

GLOBAL FUND primarily seeks long-term capital growth and secondarily a reasonable level of current income.

On March 19, 1998, the Boards of Directors/Trustees of Series Fund, Series Fund II and Global Fund approved a change in the fiscal year-ends of each of the above listed Funds to September 30 (with the exception of First Investors Focused Equity Fund, which commenced operations on March 22, 1999). Previously, the fiscal year-ends were December 31 for the Total Return Fund, Blue Chip Fund, Special Situations Fund and Global Fund, and October 31 for the Growth & Income Fund, Utilities Income Fund and Mid-Cap Opportunity Fund.

A. Security Valuation--Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers, information with respect to market transactions in comparable securities and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the particular Fund's officers in a manner specifically authorized by the Boards of Directors/Trustees. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes.

C. Distributions to Shareholders--Dividends from net investment income, if any, of Total Return Fund, Growth & Income Fund, Blue Chip Fund and Utilities Income Fund are declared and paid quarterly. Dividends from net investment income, if any, of Mid-Cap Opportunity Fund, Special Situations Fund, Focused Equity Fund and Global Fund are declared and paid annually. Distributions from net realized capital gains, if any, are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales, post-October capital losses, net operating losses and foreign currency transactions.

D. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of Series Fund and Series Fund II are allocated among and charged to the assets of each Fund in the Series on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Repurchase Agreements--Securities pledged as collateral for repurchase agreements entered into by the Global Fund are held by the Fund's custodian until maturity of the repurchase agreements. The agreements provide that Global Fund will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by Global Fund.

F. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

G. Foreign Currency Translations--The accounting records of Global Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

Global Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions includes gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

H. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. For the six months ended March 31, 1999, the Bank of New York, custodian for the Series Fund and Series Fund II, has provided total credits in the amount of $44,079 against custodian charges based on the uninvested cash balances of these Funds.

2. PURCHASES AND SALES OF SECURITIES--For the six months ended March 31, 1999, purchases and sales of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, repurchase agreements, short-term securities and foreign currencies) were as follows:

                                                                          Long-Term U.S.
                                                 Securities           Government Obligations
                                         --------------------------  ------------------------
                                              Cost of      Proceeds      Cost of     Proceeds
Fund                                        Purchases    from Sales    Purchases   from Sales
---------------------------------------  ------------  ------------  -----------  -----------
Total Return...........................  $ 39,690,443  $ 41,661,594  $24,691,241  $14,106,402
Growth & Income........................   204,304,507   142,259,728           --           --
Blue Chip..............................   285,493,145   227,753,582           --           --
Utilities Income.......................    66,066,064    47,035,580           --           --
Mid-Cap Opportunity....................    45,693,673    38,025,087           --           --
Special Situations.....................   183,387,448   171,591,722           --           --
Focused Equity.........................    14,917,894       342,695           --           --
Global.................................   135,183,010   146,267,515           --           --

At March 31, 1999, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                                              Gross         Gross
                                            Aggregate    Unrealized    Unrealized  Net Unrealized
Fund                                             Cost  Appreciation  Depreciation    Appreciation
---------------------------------------  ------------  ------------  ------------  --------------
Total Return...........................  $ 78,870,441  $ 15,818,969  $    848,014  $   14,970,955
Growth & Income........................   292,588,921   130,873,007     3,637,765     127,235,242
Blue Chip..............................   370,850,683   158,911,700     4,078,540     154,833,160
Utilities Income.......................   123,679,468    33,739,311     4,007,032      29,732,279
Mid-Cap Opportunity....................    40,008,442    10,570,925     2,548,765       8,022,160
Special Situations.....................   192,546,847    33,554,160    24,348,385       9,205,775
Focused Equity.........................    14,560,421       250,584       116,030         134,554
Global.................................   246,262,999    83,977,302     3,579,208      80,398,094

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES--Certain officers and directors/trustees of the Funds are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Funds' Individual Retirement Accounts. Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended March 31, 1999, total directors/trustees fees accrued by the Funds amounted to $31,500.

The Investment Advisory Agreements provide as compensation to FIMCO, an annual fee, payable monthly, at the following rates:

TOTAL RETURN, BLUE CHIP, MID-CAP OPPORTUNITY AND SPECIAL SITUATIONS FUNDS--1% on the first $200 million of each Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. FIMCO has waived 25% of the 1% annual fee on the first $200 million of each Fund's average daily net assets for the six months ended March 31, 1999.

GROWTH & INCOME, UTILITIES INCOME AND FOCUSED EQUITY FUNDS--.75% on the first $300 million of each Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million and .66% on average daily net assets over $750 million.

FIMCO, pursuant to an expense limitation agreement, has agreed to reimburse the Focused Equity Fund for organizational expenses and expenses incurred during the fiscal year ending September 30, 1999, to the extent necessary to limit the Focused Equity Fund's total expenses on an annual basis to 1.75% of the average daily net assets on the Class A shares and 2.45% of the average daily net assets on the Class B shares. FIMCO and the Focused Equity Fund have agreed that any expenses of the Focused Equity Fund reimbursed by FIMCO pursuant to this agreement shall be repaid to FIMCO by the Focused Equity Fund in the first, second, or third (or all) fiscal years following the year ending September 30, 1999, if the total expenses of the Focused Equity Fund for such year or years do not exceed 1.75% of the average daily net assets on Class A shares and 2.45% of the average daily net assets on Class B shares or any lower expense limitations to which FIMCO may otherwise agree. At March 31, 1999 the total organizational expenses and expenses incurred in excess of the above stated limitations was $77,193. This amount is subject to recapture by FIMCO from the Focused Equity Fund based on the parameters discussed above.

GLOBAL FUND--1% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .91% on average daily net assets over $750 million.

For the six months ended March 31, 1999, total advisory fees accrued to FIMCO by the Funds were $7,167,369 of which $656,006 was waived. In addition, FIMCO assumed $19,299 of Focused Equity Fund's expenses.

For the six months ended March 31, 1999, FIC, as underwriter, received $5,911,295 in commissions from the sale of shares of the Funds, after allowing $33,757 to other dealers. Shareholder servicing costs included $1,563,154 in transfer agent fees accrued to ADM and $518,840 in IRA custodian fees accrued to FFS.

Pursuant to distribution plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended March 31, 1999, total distribution plan fees accrued to FIC by the Funds amounted to $3,058,176.

Wellington Management Company, LLP ("Wellington") serves as investment subadviser to Global Fund. Arnhold and S. Bleichroeder, Inc. serves as investment subadviser to Focused Equity Fund. The subadvisers are paid by FIMCO and not by the Funds.

4. FORWARD CURRENCY CONTRACTS--A forward currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. When Global Fund purchases or sells foreign securities it customarily enters into a forward currency contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions. The Fund could be exposed to risk if counter-parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Global Fund had the following forward currency contracts outstanding at March 31, 1999:

Contracts to Buy Foreign                                        Unrealized
Currency                      In Exchange for  Settlement Date  Gain (Loss)
----------------------------  ---------------  ---------------  -----------
 3,033,852  Japanese Yen      U.S.   $25,236         4/1/99     U.S.  $382
 1,385,011  Canadian Dollars         915,595         4/1/99            (67)
14,840,181  Japanese Yen             123,668         4/2/99          1,639
21,136,733  Japanese Yen             178,512         4/5/99            (38)
   283,689  Canadian Dollars         187,998         4/5/99           (472)
 1,646,760  Euro                   1,769,871         4/6/99          7,970
   614,537  Swiss Francs             412,654         4/6/99          2,546
   177,656  Swiss Francs             120,253         4/7/99           (223)
                              ---------------                   -----------
                                  $3,733,787                       $11,737
                              ---------------                   -----------

Contracts to Sell Foreign                                         Unrealized
Currency                        In Exchange for  Settlement Date  Gain (Loss)
------------------------------  ---------------  ---------------  -----------
    78,265  Euro                U.S.   $85,434         4/1/99     U.S.  $939
   234,514  Danish Krone                33,964         4/1/99           (100)
   416,957  Euro                       438,068         4/1/99        (12,079)
   358,772  British Pounds             582,391         4/1/99          3,222
33,568,295  Japanese Yen               279,817         4/1/99         (3,627)
   923,731  Euro                       998,448         4/7/99          1,188
 1,013,067  British Pounds           1,635,921         4/7/99            517
   336,423  Hong Kong Dollars           43,412         4/7/99              1
   187,118  British Pounds             301,695         4/8/99           (371)
    58,722  British Pounds              94,598         4/9/99           (198)
   952,244  Euro                     1,034,559        4/30/99          6,516
                                ---------------                   -----------
                                    $5,528,307                       $(3,992)
                                ---------------                   -----------
  Unrealized Gain on Forward Currency Contracts                       $7,745
                                                                  -----------
                                                                  -----------

5. CAPITAL--Each Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees and certain other class expenses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. The Series Fund has established an unlimited number of shares of beneficial interest for both Class A and Class B shares. Of the 100,000,000 shares originally designated to each Fund, Series Fund II has classified 50,000,000 shares as Class A and 50,000,000 shares as Class B for each Fund. Of the 100,000,000 Global Fund shares originally authorized, the Fund has designated 65,000,000 shares as Class A and 35,000,000 shares as Class B.

6. RULE 144A SECURITIES--Under Rule 144A, certain restricted securities are exempt from the registration requirements of the Securities Act of 1933 and may only be sold to qualified institutional investors. At March 31, 1999, Growth & Income Fund held one 144A security with a value of $2,303,125. The security represents .55% of the Fund's net assets and is valued as set forth in Note 1A.

                      This page intentionally left blank.

FINANCIAL HIGHLIGHTS
FIRST INVESTORS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

----------------------------------------------------------------------------------------------------------
                                                P E R   S H A R E   D A T A
                 -----------------------------------------------------------------------------------------

                               INCOME FROM INVESTMENT OPERATIONS
                            ---------------------------------------
                                          NET REALIZED                 LESS DISTRIBUTIONS
                 NET ASSET                         AND                        FROM
                     VALUE           NET    UNREALIZED               ----------------------
                 ---------    INVESTMENT   GAIN (LOSS)   TOTAL FROM          NET        NET
                 BEGINNING        INCOME            ON   INVESTMENT   INVESTMENT   REALIZED          TOTAL
                 OF PERIOD        (LOSS)   INVESTMENTS   OPERATIONS       INCOME       GAIN  DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
CLASS A
1993...........  $   12.49  $        .26  $        .63  $       .89  $       .26  $    1.24  $        1.50
1994...........      11.88           .21          (.62)        (.41)         .19        .39            .58
1995...........      10.89           .39          2.50         2.89          .37        .44            .81
1996...........      12.97           .39           .97         1.36          .41       1.12           1.53
1997...........      12.80           .26          2.04         2.30          .28       1.08           1.36
1998(a)........      13.74           .23           .43          .66          .13         --            .13
1999(f)........      14.27           .14          1.71         1.85          .17       1.18           1.35
CLASS B
1995(b)........      10.90           .25          2.54         2.79          .33        .44            .77
1996...........      12.92           .32           .94         1.26          .34       1.12           1.46
1997...........      12.72           .21          1.97         2.18          .19       1.08           1.27
1998(a)........      13.63           .17           .41          .58          .08         --            .08
1999(f)........      14.13           .11          1.67         1.78          .13       1.18           1.31
----------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
CLASS A
10/4/93* to
  10/31/93.....  $    6.56  $        .01  $         --  $       .01  $       .01  $      --  $         .01
1994(d)........       6.56           .13           .11          .24          .11         --            .11
1995(d)........       6.69           .16          1.13         1.29          .17         --            .17
1996(d)........       7.81           .10          1.60         1.70          .12         --            .12
1997(d)........       9.39           .06          2.36         2.42          .06        .16            .22
1998(c)........      11.59           .05           .97         1.02          .03        .27            .30
1999(f)........      12.31           .02          3.11         3.13          .04         --            .04
CLASS B
1995(e)........       6.43           .08          1.38         1.46          .11         --            .11
1996(d)........       7.78           .07          1.55         1.62          .07         --            .07
1997(d)........       9.33            --          2.32         2.32          .01        .16            .17
1998(c)........      11.48          (.01)          .94          .93           --        .27            .27
1999(f)........      12.14          (.02)         3.04         3.02           --         --             --
----------------------------------------------------------------------------------------------------------

54                     See notes to financial statements

     ----------------------------------------------------------------------------------------------------------------------
                                                      R A T I O S / S U P P L E M E N T A L   D A T A
                            ----------------------------------------------------------------------------------------------------
                 ---------
                                                                                       RATIO TO AVERAGE NET
                                                           RATIO TO AVERAGE           ASSETS BEFORE EXPENSES
                                                             NET ASSETS++                WAIVED OR ASSUMED
                 NET ASSET              NET ASSETS     ------------------------     ---------------------------
                     VALUE     TOTAL        END OF                          NET                             NET        PORTFOLIO
                 ---------    RETURN        PERIOD                   INVESTMENT                      INVESTMENT         TURNOVER
                       END        **           (IN     EXPENSES          INCOME       EXPENSES           INCOME             RATE
                 OF PERIOD       (%)     MILLIONS)          (%)             (%)            (%)              (%)              (%)
     ----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND
CLASS A
1993...........  $   11.88      7.18  $         58         1.45            2.00           1.83             1.62              131
1994...........      10.89     (3.45)           51         1.63            1.91           1.88             1.66              124
1995...........      12.97     26.71            55         1.58            3.08           1.83             2.83              135
1996...........      12.80     10.62            57         1.53            2.93           1.78             2.68              146
1997...........      13.74     18.08            67         1.49            1.94           1.74             1.69              149
1998(a)........      14.27      4.76            73         1.40+           2.17+          1.65+            1.92+             111
1999(f)........      14.77     13.84            89         1.43+           2.11+          1.68+            1.86+              67
CLASS B
1995(b)........      12.92     25.74            .3         2.41+           2.24+          2.67+            1.98+             135
1996...........      12.72      9.86             1         2.32            2.14           2.49             1.97              146
1997...........      13.63     17.24             3         2.19            1.24           2.44              .99              149
1998(a)........      14.13      4.25             4         2.10+           1.47+          2.35+            1.22+             111
1999(f)........      14.60     13.42             7         2.13+           1.41+          2.38+            1.16+              67
----------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND
CLASS A
10/4/93* to
  10/31/93.....  $    6.56       .99+ $          3           --            1.02+          1.37+            (.35)+              0
1994(d)........       6.69      3.67            34          .67            2.26           1.83             1.11                6
1995(d)........       7.81     19.51            63          .98            2.34           1.59             1.74               19
1996(d)........       9.39     21.82           112         1.31            1.20           1.49             1.02               25
1997(d)........      11.59     26.20           194         1.39             .55           1.43              .51               28
1998(c)........      12.31      8.84           258         1.39+            .47+           N/A              N/A               36
1999(f)........      15.40     25.46           352         1.38+            .28+           N/A              N/A               42
CLASS B
1995(e)........       7.78     22.73             4         1.90+           2.23+          2.61+            1.52+              19
1996(d)........       9.33     20.92            12         2.03             .48           2.19              .31               25
1997(d)........      11.48     25.23            27         2.09            (.15)          2.13             (.19)              28
1998(c)........      12.14      8.19            43         2.09+           (.23)+          N/A              N/A               36
1999(f)........      15.16     24.91            66         2.08+           (.42)+          N/A              N/A               42
----------------------------------------------------------------------------------------------------------------------

FIRST INVESTORS

----------------------------------------------------------------------------------------------------------
                                                P E R   S H A R E   D A T A
                 -----------------------------------------------------------------------------------------

                               INCOME FROM INVESTMENT OPERATIONS
                            ---------------------------------------
                                          NET REALIZED                 LESS DISTRIBUTIONS
                 NET ASSET                         AND                        FROM
                     VALUE           NET    UNREALIZED               ----------------------
                 ---------    INVESTMENT   GAIN (LOSS)   TOTAL FROM          NET        NET
                 BEGINNING        INCOME            ON   INVESTMENT   INVESTMENT   REALIZED          TOTAL
                 OF PERIOD        (LOSS)   INVESTMENTS   OPERATIONS       INCOME       GAIN  DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
CLASS A
1993...........  $   15.29  $        .10  $       1.08  $      1.18  $       .10  $     .79  $         .89
1994...........      15.58           .11          (.58)        (.47)         .09       1.56           1.65
1995...........      13.46           .19          4.37         4.56          .20        .60            .80
1996...........      17.22           .14          3.39         3.53          .17       1.11           1.28
1997...........      19.47           .09          4.98         5.07          .08       1.62           1.70
1998(a)........      22.84           .04          (.39)        (.35)         .03         --            .03
1999(f)........      22.46           .01          5.06         5.07          .02        .75            .77
CLASS B
1995(b)........      13.51           .10          4.31         4.41          .16        .60            .76
1996...........      17.16           .06          3.32         3.38          .06       1.11           1.17
1997...........      19.37          (.03)         4.91         4.88           --       1.62           1.62
1998(a)........      22.63          (.06)         (.42)        (.48)          --         --             --
1999(f)........      22.15          (.06)         4.98         4.92           --        .75            .75
----------------------------------------------------------------------------------------------------------
UTILITIES INCOME FUND
CLASS A
2/22/93* to
  10/31/93.....  $    5.59  $        .12  $        .32  $       .44  $       .11  $      --  $         .11
1994(d)........       5.92           .24          (.84)        (.60)         .23        .01            .24
1995(d)........       5.08           .23           .83         1.06          .24         --            .24
1996(d)........       5.90           .21           .52          .73          .22         --            .22
1997(d)........       6.41           .20           .61          .81          .19         --            .19
1998(c)........       7.03           .14           .96         1.10          .14        .37            .51
1999(f)........       7.62           .07           .47          .54          .07        .37            .44
CLASS B
1995(e)........       4.95           .14           .93         1.07          .16         --            .16
1996(d)........       5.86           .18           .49          .67          .18         --            .18
1997(d)........       6.35           .15           .61          .76          .15         --            .15
1998(c)........       6.96           .10           .94         1.04          .10        .37            .47
1999(f)........       7.53           .05           .46          .51          .05        .37            .42
----------------------------------------------------------------------------------------------------------

56                     See notes to financial statements

     ----------------------------------------------------------------------------------------------------------------------
                                                      R A T I O S / S U P P L E M E N T A L   D A T A
                            ----------------------------------------------------------------------------------------------------
                 ---------
                                                                                       RATIO TO AVERAGE NET
                                                           RATIO TO AVERAGE           ASSETS BEFORE EXPENSES
                                                             NET ASSETS++                WAIVED OR ASSUMED
                 NET ASSET              NET ASSETS     ------------------------     ---------------------------
                     VALUE     TOTAL        END OF                          NET                             NET        PORTFOLIO
                 ---------    RETURN        PERIOD                   INVESTMENT                      INVESTMENT         TURNOVER
                       END        **           (IN     EXPENSES          INCOME       EXPENSES           INCOME             RATE
                 OF PERIOD       (%)     MILLIONS)          (%)             (%)            (%)              (%)              (%)
     ----------------------------------------------------------------------------------------------------------------------
BLUE CHIP FUND
CLASS A
1993...........  $   15.58      7.77  $        118         1.48             .66           1.73              .41               39
1994...........      13.46     (3.02)          124         1.54             .80           1.79              .55               82
1995...........      17.22     34.01           170         1.49            1.23           1.74              .98               25
1996...........      19.47     20.55           240         1.44             .78           1.67              .55               45
1997...........      22.84     26.05           351         1.39             .40           1.64              .15               63
1998(a)........      22.46     (1.55)          368         1.37+            .23+          1.47+             .13+              71
1999(f)........      26.76     23.09           458         1.36+            .06+          1.46+            (.04)+             50
CLASS B
1995(b)........      17.16     32.76             5         2.20+            .52+          2.46+             .26+              25
1996...........      19.37     19.71            17         2.22              --           2.37             (.16)              45
1997...........      22.63     25.19            37         2.09            (.30)          2.34             (.55)              63
1998(a)........      22.15     (2.12)           47         2.07+           (.47)+         2.17+            (.57)+             71
1999(f)........      26.32     22.72            63         2.06+           (.64)+         2.16+            (.74)+             50
----------------------------------------------------------------------------------------------------------------------
UTILITIES INCOME FUND
CLASS A
2/22/93* to
  10/31/93.....  $    5.92     11.28+ $         58          .35+           3.84+          1.80+            2.39+              17
1994(d)........       5.08    (10.15)           63          .80            4.59           1.59             3.80               58
1995(d)........       5.90     21.35            84         1.04            4.37           1.57             3.84               16
1996(d)........       6.41     12.45           104         1.20            3.49           1.49             3.19               38
1997(d)........       7.03     12.86           102         1.40            2.98           1.48             2.90               60
1998(c)........       7.62     16.05           123         1.43+           2.10+           N/A              N/A               83
1999(f)........       7.72      7.40           136         1.40+           1.80+           N/A              N/A               33
CLASS B
1995(e)........       5.86     21.99             3         1.82+           4.93+          2.53+            4.21+              16
1996(d)........       6.35     11.61             8         1.91            2.77           2.28             2.40               38
1997(d)........       6.96     12.08             9         2.10            2.28           2.18             2.20               60
1998(c)........       7.53     15.38            14         2.13+           1.40+           N/A              N/A               83
1999(f)........       7.62      7.01            18         2.10+           1.10+           N/A              N/A               33
----------------------------------------------------------------------------------------------------------------------

FIRST INVESTORS

----------------------------------------------------------------------------------------------------------
                                                P E R   S H A R E   D A T A
                 -----------------------------------------------------------------------------------------

                               INCOME FROM INVESTMENT OPERATIONS
                            ---------------------------------------
                                          NET REALIZED                 LESS DISTRIBUTIONS
                 NET ASSET                         AND                        FROM
                     VALUE           NET    UNREALIZED               ----------------------
                 ---------    INVESTMENT   GAIN (LOSS)   TOTAL FROM          NET        NET
                 BEGINNING        INCOME            ON   INVESTMENT   INVESTMENT   REALIZED          TOTAL
                 OF PERIOD        (LOSS)   INVESTMENTS   OPERATIONS       INCOME       GAIN  DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND***
CLASS A
11/1/92* to
  10/31/93.....  $   11.70  $        .12  $        .38  $       .50  $       .05  $      --  $         .05
1994(d)........      12.15           .08          (.33)        (.25)         .12         --            .12
1995(d)........      11.78           .08          2.80         2.88          .08         --            .08
1996(d)........      14.58           .04          1.57         1.61          .06        .84            .90
1997(d)........      15.29          (.03)         4.02         3.99          .04        .68            .72
1998(c)........      18.56          (.03)        (2.82)       (2.85)          --       1.18           1.18
1999(f)........      14.53          (.05)         5.26         5.21           --         --             --
CLASS B
1995(e)........      12.03          (.01)         2.49         2.48           --         --             --
1996(d)........      14.51           .01          1.47         1.48          .05        .84            .89
1997(d)........      15.10          (.08)         3.89         3.81           --        .68            .68
1998(c)........      18.23          (.12)        (2.76)       (2.88)          --       1.18           1.18
1999(f)........      14.17          (.11)         5.12         5.01           --         --             --
----------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
CLASS A
1993...........  $   15.62  $       (.08) $       3.29  $      3.21  $        --  $     .83  $         .83
1994...........      18.00          (.04)         (.62)        (.66)          --        .91            .91
1995...........      16.43          (.01)         3.94         3.93           --        .73            .73
1996...........      19.63          (.01)         2.28         2.27           --       1.17           1.17
1997...........      20.73          (.09)         3.44         3.35           --       1.90           1.90
1998(a)........      22.18          (.05)        (4.30)       (4.35)          --         --             --
1999(f)........      17.83          (.09)         3.37         3.28           --         --             --
CLASS B
1995(b)........      16.40          (.01)         3.85         3.84           --        .73            .73
1996...........      19.51          (.14)         2.25         2.11           --       1.17           1.17
1997...........      20.45          (.15)         3.29         3.14           --       1.90           1.90
1998(a)........      21.69          (.13)        (4.22)       (4.35)          --         --             --
1999(f)........      17.34          (.15)         3.27         3.12           --         --             --
----------------------------------------------------------------------------------------------------------

58                     See notes to financial statements

     ----------------------------------------------------------------------------------------------------------------------
                                                      R A T I O S / S U P P L E M E N T A L   D A T A
                            ----------------------------------------------------------------------------------------------------
                 ---------
                                                                                       RATIO TO AVERAGE NET
                                                           RATIO TO AVERAGE           ASSETS BEFORE EXPENSES
                                                             NET ASSETS++                WAIVED OR ASSUMED
                 NET ASSET              NET ASSETS     ------------------------     ---------------------------
                     VALUE     TOTAL        END OF                          NET                             NET        PORTFOLIO
                 ---------    RETURN        PERIOD                   INVESTMENT                      INVESTMENT         TURNOVER
                       END        **           (IN     EXPENSES          INCOME       EXPENSES           INCOME             RATE
                 OF PERIOD       (%)     MILLIONS)          (%)             (%)            (%)              (%)              (%)
     ----------------------------------------------------------------------------------------------------------------------
MID-CAP OPPORTUNITY FUND***
CLASS A
11/1/92* to
  10/31/93.....  $   12.15      4.23  $         16          .81             .96           2.03             (.26)              52
1994(d)........      11.78     (2.05)            8          .90             .45           2.32             (.97)              29
1995(d)........      14.58     24.59             9         1.34             .48           2.36             (.55)             106
1996(d)........      15.29     11.64            14         1.57             .36           2.15             (.21)             118
1997(d)........      18.56     27.09            26         1.50            (.21)          1.94             (.65)              90
1998(c)........      14.53    (16.42)           30         1.50+           (.25)+         1.89+            (.64)+            102
1999(f)........      19.74     35.86            42         1.50+           (.59)+         1.75+            (.84)+             94
CLASS B
1995(e)........      14.51     20.62            .3         2.29+           (.03)+         3.79+           (1.53)+            106
1996(d)........      15.10     10.80             1         2.30            (.37)          3.03            (1.10)             118
1997(d)........      18.23     26.17             3         2.20            (.91)          2.64            (1.35)              90
1998(c)........      14.17    (16.91)            4         2.20+           (.95)+         2.59+           (1.34)+            102
1999(f)........      19.18     35.36             6         2.20+          (1.29)+         2.45+           (1.54)+             94
----------------------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS FUND
CLASS A
1993...........  $   18.00     20.52  $         59         1.55            (.63)          1.89             (.96)              71
1994...........      16.43     (3.66)           90         1.65            (.26)          1.90             (.51)              53
1995...........      19.63     23.92           125         1.60            (.08)          1.85             (.33)              80
1996...........      20.73     11.56           158         1.59            (.13)          1.84             (.38)              99
1997...........      22.18     16.15           194         1.53            (.45)          1.78             (.70)              84
1998(a)........      17.83    (19.61)          160         1.53+           (.32)+         1.75+            (.54)+             70
1999(f)........      21.11     18.40           182         1.56+           (.88)+         1.79+           (1.11)+             90
CLASS B
1995(b)........      19.51     23.42             5         2.33+           (.81)+         2.59+           (1.07)+             80
1996...........      20.45     10.81            10         2.38            (.92)          2.55            (1.09)              99
1997...........      21.69     15.34            17         2.23           (1.15)          2.48            (1.40)              84
1998(a)........      17.34    (20.06)           15         2.23+          (1.02)+         2.45+           (1.24)+             70
1999(f)........      20.46     17.99            19         2.26+          (1.58)+         2.49+           (1.81)+             90
----------------------------------------------------------------------------------------------------------------------

FIRST INVESTORS

----------------------------------------------------------------------------------------------------------
                                                P E R   S H A R E   D A T A
                 -----------------------------------------------------------------------------------------

                               INCOME FROM INVESTMENT OPERATIONS
                            ---------------------------------------
                                          NET REALIZED                 LESS DISTRIBUTIONS
                 NET ASSET                         AND                        FROM
                     VALUE           NET    UNREALIZED               ----------------------
                 ---------    INVESTMENT   GAIN (LOSS)   TOTAL FROM          NET        NET
                 BEGINNING        INCOME            ON   INVESTMENT   INVESTMENT   REALIZED          TOTAL
                 OF PERIOD        (LOSS)   INVESTMENTS   OPERATIONS       INCOME       GAIN  DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
CLASS A
1999(g)........  $   10.00  $         --  $        .09  $       .09  $        --  $      --  $          --
CLASS B
1999(g)........      10.00            --           .09          .09           --         --             --
----------------------------------------------------------------------------------------------------------
GLOBAL FUND
CLASS A
1993...........  $    5.11  $        .01  $       1.16  $      1.17  $       .01  $      --  $         .01
1994...........       6.27           .03          (.27)        (.24)         .03        .16            .19
1995...........       5.84           .03          1.01         1.04          .04        .27            .31
1996...........       6.57           .04           .91          .95          .04        .89            .93
1997...........       6.59           .03           .50          .53          .03        .68            .71
1998(a)........       6.41           .01          (.09)        (.08)          --         --             --
1999(f)........       6.33          (.02)         1.55         1.53           --        .08            .08
CLASS B
1995(b)........       5.76           .03          1.05         1.08          .03        .27            .30
1996...........       6.54          (.01)          .88          .87          .02        .88            .90
1997...........       6.51          (.01)          .49          .48           --        .68            .68
1998(a)........       6.31          (.03)         (.09)        (.12)          --         --             --
1999(f)........       6.19          (.03)         1.51         1.48           --        .08            .08
----------------------------------------------------------------------------------------------------------

+ Annualized
++ Net of expenses waived or assumed by the investment adviser (Note 3)
* Commencement of operations of Class A shares
** Calculated without sales charges
***Prior to February 15, 1996, known as Made In The U.S.A. Fund, and prior to
    December 31, 1997, known as U.S.A. Mid-Cap Opportunity Fund.
(a) For the period January 1, 1998 to September 30, 1998.
(b) For the period January 12, 1995 (date Class B shares first offered) to December 31, 1995
(c) For the period November 1, 1997 to September 30, 1998.
(d) For the fiscal year ended October 31.
(e) For the period January 12, 1995 (date Class B shares first offered) to October 31, 1995
(f) For the period October 1, 1998 to March 31, 1999
(g) For the period March 22, 1999 (commencement of operations) to March 31, 1999

60                     See notes to financial statements

     ----------------------------------------------------------------------------------------------------------------------
                                                      R A T I O S / S U P P L E M E N T A L   D A T A
                            ----------------------------------------------------------------------------------------------------
                 ---------
                                                                                       RATIO TO AVERAGE NET
                                                           RATIO TO AVERAGE           ASSETS BEFORE EXPENSES
                                                             NET ASSETS++                WAIVED OR ASSUMED
                 NET ASSET              NET ASSETS     ------------------------     ---------------------------
                     VALUE     TOTAL        END OF                          NET                             NET        PORTFOLIO
                 ---------    RETURN        PERIOD                   INVESTMENT                      INVESTMENT         TURNOVER
                       END        **           (IN     EXPENSES          INCOME       EXPENSES           INCOME             RATE
                 OF PERIOD       (%)     MILLIONS)          (%)             (%)            (%)              (%)              (%)
     ----------------------------------------------------------------------------------------------------------------------
FOCUSED EQUITY FUND
CLASS A
1999(g)........  $   10.09       .90  $         14         1.75+           (.40)+         7.51+           (6.16)+              2
CLASS B
1999(g)........      10.09       .90             3         2.45+          (1.10)+         8.21+           (6.86)+              2
----------------------------------------------------------------------------------------------------------------------
GLOBAL FUND
CLASS A
1993...........  $    6.27     22.97  $        210         1.87             .27            N/A              N/A               41
1994...........       5.84     (3.78)          214         1.84             .45            N/A              N/A               56
1995...........       6.57     17.83           228         1.83             .55            N/A              N/A               47
1996...........       6.59     14.43           263         1.83             .50            N/A              N/A               73
1997...........       6.41      7.98           277         1.82             .41            N/A              N/A               70
1998(a)........       6.33     (1.25)          261         1.82+            .12+           N/A              N/A               82
1999(f)........       7.78     24.35           312         1.78+           (.45)+          N/A              N/A               46
CLASS B
1995(b)........       6.54     18.80             1         2.56+           (.19)+          N/A              N/A               47
1996...........       6.51     13.33             5         2.54            (.21)           N/A              N/A               73
1997...........       6.31      7.36            10         2.52            (.29)           N/A              N/A               70
1998(a)........       6.19     (1.90)           12         2.52+           (.58)+          N/A              N/A               82
1999(f)........       7.59     24.04            16         2.48+          (1.15)+          N/A              N/A               46
----------------------------------------------------------------------------------------------------------------------

+ Annualized
++ Net of expenses waived or assumed by the investment adviser (Note 3)
* Commencement of operations of Class A shares
** Calculated without sales charges
***Prior to February 15, 1996, known as Made In The U.S.A. Fund, and prior to
    December 31, 1997, known as U.S.A. Mid-Cap Opportunity Fund.
(a) For the period January 1, 1998 to September 30, 1998.
(b) For the period January 12, 1995 (date Class B shares first offered) to December 31, 1995
(c) For the period November 1, 1997 to September 30, 1998.
(d) For the fiscal year ended October 31.
(e) For the period January 12, 1995 (date Class B shares first offered) to October 31, 1995
(f) For the period October 1, 1998 to March 31, 1999
(g) For the period March 22, 1999 (commencement of operations) to March 31, 1999

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Boards of Trustees/Directors of First Investors Series Fund
First Investors Series Fund II, Inc.
First Investors Global Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of the First Investors Blue Chip Fund, Special Situations Fund and Total Return Fund (each a series of First Investors Series
Fund), the First Investors Focused Equity Fund, Growth & Income Fund, Mid-Cap Opportunity Fund and Utilities Income Fund (each a series of First Investors Series Fund II, Inc.), and First Investors Global Fund, Inc. as of March 31, 1999, the related statement of operations for the six months ended March 31, 1999, the statement of changes in net assets and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodians and brokers. Where brokers have not replied to our confirmation requests, we have carried out other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the First Investors Blue Chip Fund, Special Situations Fund, Total Return Fund, Focused Equity Fund, Growth & Income Fund, Mid-Cap Opportunity Fund, Utilities Income Fund and Global Fund at March 31, 1999, and the results of their operations, changes in their net assets and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
April 30, 1999

FIRST INVESTORS EQUITY FUNDS

DIRECTORS
-------------------------------

JAMES J. COY (Emeritus)

GLENN O. HEAD

KATHRYN S. HEAD

LARRY R. LAVOIE

REX R. REED

HERBERT RUBINSTEIN

NANCY S. SCHAENEN

JAMES M. SRYGLEY

JOHN T. SULLIVAN

ROBERT F. WENTWORTH

OFFICERS
-------------------------------

GLENN O. HEAD
President

NANCY W. JONES
Vice President

PATRICIA D. POITRA
Vice President

CLARK D. WAGNER
Vice President

CONCETTA DURSO
Vice President and Secretary

JOSEPH I. BENEDEK
Treasurer

CAROL LERNER BROWN
Assistant Secretary

GREGORY R. KINGSTON
Assistant Treasurer

MARK S. SPENCER
Assistant Treasurer

FIRST INVESTORS EQUITY FUNDS

SHAREHOLDER INFORMATION
----------------------------------

INVESTMENT ADVISER
FIRST INVESTORS MANAGEMENT COMPANY, INC.
95 Wall Street
New York, NY 10005

SUBADVISER (Focused Equity Fund only)
ARNHOLD AND S. BLEICHROEDER, INC.
1345 Avenue of the Americas
New York, NY 10105

SUBADVISER (Global Fund only)
WELLINGTON MANAGEMENT COMPANY, LLP
75 State Street
Boston, MA 02109

UNDERWRITER
FIRST INVESTORS CORPORATION
95 Wall Street
New York, NY 10005

CUSTODIAN
THE BANK OF NEW YORK
48 Wall Street
New York, NY 10286

CUSTODIAN (Global Fund only)
BROWN BROTHERS HARRIMAN & CO.
40 Water Street
Boston, MA 02109

TRANSFER AGENT
ADMINISTRATIVE DATA MANAGEMENT CORP.
581 Main Street
Woodbridge, NJ 07095-1198

LEGAL COUNSEL
KIRKPATRICK & LOCKHART LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

AUDITORS
TAIT, WELLER & BAKER
Eight Penn Center Plaza
Philadelphia, PA 19103

It is the Funds' practice to mail only one copy of the annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.

[LOGO] First Investors

    95 WALL STREET
NEW YORK, NEW YORK 10005

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